UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS    April 30, 2014 / Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—109.1%
New Jersey—71.9%
$3,180,000	Bayonne, NJ Parking Authority (City Parking)[1]	5.000%	06/15/2027	$3,053,945
6,065,000	Bayonne, NJ Redevel. Agency[1]	7.625	04/01/2038	6,789,222
10,000	Bergen County, NJ HDC[1]	6.750	10/01/2018	10,036
30,000	Berkeley, NJ HFC (Bayville Hsg.)	5.750	08/01/2014	30,126
190,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.750	02/15/2034	191,433
60,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2017	62,353
10,000	Essex County, NJ Improvement Authority (Jewish Federation Terrace)[1]	5.050	06/01/2019	10,042
150,000	Essex County, NJ Improvement Authority (Newark)[1]	5.125	04/01/2029	150,082
250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250	11/01/2030	274,945
20,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2023	20,040
105,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2027	105,168
265,000	Florence Township, NJ Fire District No. 1[1]	5.125	07/15/2028	271,050
1,000,000	Hudson County, NJ Improvement Authority[1]	6.000	01/01/2040	1,116,330
2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500	06/01/2041	2,897,667
1,250,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2038	1,327,612
1,500,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2035	1,603,650
355,000	Irvington Township, NJ GO1	5.000	07/15/2033	355,149
35,000	Irvington Township, NJ GO1	5.000	07/15/2033	35,015
120,000	Lodie, NJ Board of Education COP[1]	5.700	09/15/2021	120,263
185,000	Middlesex County, NJ COP	5.000	02/15/2019	185,636
500,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2020	374,425
1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.125	01/01/2037	761,871
170,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2015	147,801
2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2032	1,759,493
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)[1]	5.500	09/01/2030	20,076
25,000	Mount Holly, NJ Municipal Utilities Authority	5.000	12/01/2016	25,098
30,000	Neptune City, NJ Hsg. Authority[1]	6.000	04/01/2019	30,061
445,000	New Brunswick, NJ Parking Authority	5.000	09/01/2027	495,089
605,000	New Brunswick, NJ Parking Authority	5.000	09/01/2029	667,103
150,000	Newark, NJ GO1	5.375	12/15/2014	150,968
50,000	Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)[1]	6.400	01/20/2034	50,079
315,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)[1]	5.000	01/01/2032	340,654
2,875,000	Newark, NJ Hsg. Authority (South Ward Police Facility)[1]	6.750	12/01/2038	3,353,199
2,095,000	NJ EDA	5.000	06/15/2028	2,239,764
750,000	NJ EDA	5.000	06/15/2029	795,412
50,000	NJ EDA (Bristol Glen)[1]	5.750	07/01/2029	50,004

1 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$645,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500%		07/01/2018	$640,337
25,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500		07/01/2028	21,281
300,000	NJ EDA (Chilton Memorial Hospital)[1]	5.500		07/01/2029	362,709
3,100,000	NJ EDA (Cranes Mill)[1]	5.100		06/01/2027	3,118,724
160,000	NJ EDA (Dept. of Human Services)[1]	6.250		07/01/2024	160,371
1,525,000	NJ EDA (Drew University)[1]	5.250		07/01/2021	1,764,562
2,339,945	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750		03/01/2021	23
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)[1]	8.000		05/01/2044	2,149,280
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	2,149,280
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	2,149,280
6,000,000	NJ EDA (GMT Realty)[1]	6.875		01/01/2037	6,032,460
17,450,000	NJ EDA (Hamilton Care)[1]	6.650		11/01/2037	17,752,060
3,050,000	NJ EDA (Harrogate)[1]	5.875		12/01/2026	3,050,335
10,000	NJ EDA (Hillcrest Health Service)	7.250	[3]	01/01/2018	9,172
4,135,000	NJ EDA (Kapkowski Road Landfill)[1]	6.500		04/01/2031	4,755,085
6,655,000	NJ EDA (Keswick Pines)[1]	5.750		01/01/2024	6,476,646
1,445,000	NJ EDA (Keswick Pines)[1]	5.700		01/01/2018	1,445,650
160,000	NJ EDA (Leisure Park)[1]	5.875		12/01/2027	159,987
90,000	NJ EDA (Liberty State Park Lease Rental)	5.750		03/15/2022	90,357
25,000	NJ EDA (Liberty State Park)	5.700		03/15/2016	25,110
810,000	NJ EDA (Lions Gate)[1]	5.750		01/01/2025	812,511
1,345,000	NJ EDA (Lions Gate)[1]	5.875		01/01/2037	1,342,781
1,000,000	NJ EDA (Marcus L. Ward Home)[1]	5.750		11/01/2024	1,005,700
1,200,000	NJ EDA (Marcus L. Ward Home)[1]	5.800		11/01/2031	1,205,208
40,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	5.875		06/01/2018	40,137
1,000,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000		06/01/2025	1,001,870
2,585,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	5.500		06/01/2031	2,587,482
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500		04/01/2031	90,089
100,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000		07/01/2023	100,719
330,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250		07/01/2031	332,581
1,000,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250		07/01/2017	1,008,220
2,500,000	NJ EDA (MSU Student Hsg.)[1]	5.750		06/01/2031	2,716,600
5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600		11/01/2034	5,818,750
4,350,000	NJ EDA (New Jersey American Water Company)[1]	5.700		10/01/2039	4,717,314
125,000	NJ EDA (New Jersey Natural Gas Company)[1]	5.000		12/01/2038	125,456
30,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750		12/15/2017	30,093
145,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750		12/15/2017	145,448
800,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2027	823,784
1,400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2037	1,420,692
650,000	NJ EDA (Paterson Charter School Science & Technology)	6.000		07/01/2032	674,564
1,900,000	NJ EDA (Paterson Charter School Science & Technology)	6.100		07/01/2044	1,958,919
1,500,000	NJ EDA (Paterson Charter School)[1]	5.000		07/01/2032	1,419,345
2,500,000	NJ EDA (Paterson Charter School)[1]	5.300		07/01/2044	2,366,850
850,000	NJ EDA (Rutgers University)[1]	5.000		06/15/2038	935,221

2 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$2,000,000	NJ EDA (School Facilities Construction)[1]	5.000%		03/01/2027	$2,246,480
3,690,000	NJ EDA (School Facilities Construction)[1]	5.000		03/01/2030	4,055,864
1,000,000	NJ EDA (School Facilities)[1]	5.250		09/01/2026	1,135,110
50,000	NJ EDA (St. Barnabas Medical Center)	6.750	[3]	07/01/2018	43,916
25,000	NJ EDA (St. Barnabas Medical Center)	7.153	[3]	07/01/2020	19,951
65,000	NJ EDA (St. Barnabas Medical Center)	6.833	[3]	07/01/2021	49,312
2,200,000	NJ EDA (Team Academy Charter School)[1]	6.000		10/01/2043	2,286,460
10,000,000	NJ EDA (The Goethals Bridge Replacement)[1]	5.375		01/01/2043	10,566,800
1,500,000	NJ EDA (UMM Energy Partners)	5.000		06/15/2037	1,505,580
1,250,000	NJ EDA (UMM Energy Partners)	5.125		06/15/2043	1,257,762
140,000	NJ EDA (United Methodist Homes of New Jersey)[1]	5.125		07/01/2025	139,873
235,000	NJ EDA (United Water New Jersey)[1]	5.500		07/01/2039	236,819
175,000	NJ EDA (United Water New Jersey)[1]	5.000		11/01/2028	175,189
3,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250		11/15/2026	3,555,160
100,000	NJ Educational Facilities Authority (Dorm Safety)	5.000		03/01/2016	100,388
200,000	NJ Educational Facilities Authority (Dorm Safety)	5.000		03/01/2015	200,804
1,735,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000		07/01/2033	1,771,296
875,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250		07/01/2027	913,168
40,000	NJ Educational Facilities Authority (Kean University)	5.000		07/01/2018	40,156
30,000	NJ Educational Facilities Authority (Kean University)	5.000		07/01/2021	30,115
100,000	NJ Educational Facilities Authority (Public Library)	5.000		09/01/2014	100,395
1,000,000	NJ Educational Facilities Authority (Rider University)	5.000		07/01/2037	1,033,070
5,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000		07/01/2018	5,439
15,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000		07/01/2028	15,013
6,000,000	NJ Health Care Facilities Financing Authority[1]	0.130	[4]	07/01/2035	6,000,000
2,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.625		07/01/2032	2,173,440
7,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000		11/15/2033	7,503,794
7,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300		07/01/2023	7,031,640
750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.300		11/01/2026	652,260
1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.375		11/01/2036	780,600
1,010,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)[1]	5.000		07/01/2036	1,016,939
295,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250		10/01/2038	308,939
1,500,000	NJ Health Care Facilities Financing Authority (Kennedy Health System)	5.000		07/01/2031	1,615,500
1,250,000	NJ Health Care Facilities Financing Authority (Palisades Medical Center)	5.500		07/01/2043	1,293,562
9,830,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2027	9,831,966
200,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2014	200,648

3 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$2,030,000	NJ Health Care Facilities Financing Authority (RWJ University Hospital)[1]	5.000%		07/01/2035	$2,041,997
70,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2033	70,013
10,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2023	10,005
15,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)	6.621	[3]	07/01/2017	13,661
37,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	6.250	[3]	07/01/2030	17,055,838
15,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)[1]	6.625		07/01/2038	15,990,000
1,960,000	NJ Health Care Facilities Financing Authority (St. Luke’s Warren Hospital)	5.000		08/15/2034	2,071,759
2,170,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital)[1]	5.250		07/01/2030	2,209,103
6,400,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2023	6,713,344
5,380,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2030	5,476,948
125,000	NJ Health Care Facilities Financing Authority (Virtua Health Obligated Group)[1]	5.750		07/01/2033	136,457
3,060,000	NJ Higher Education Assistance Authority[1]	5.500		12/01/2025	3,383,473
100,000	NJ Higher Education Assistance Authority[1]	5.750		12/01/2029	109,738
30,000,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.125		06/01/2030	31,920,600
570,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.000		11/01/2036	575,290
4,240,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[5]	4.625		10/01/2027	4,319,542
2,930,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[5]	5.000		10/01/2037	2,977,173
55,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.500		10/01/2038	55,579
195,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.375		10/01/2028	203,364
295,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.150		10/01/2023	315,090
100,000	NJ South Jersey Port Corp.[1]	5.250		01/01/2030	100,116
200,000	NJ Sports & Expositions Authority	5.125		09/01/2014	200,796
45,000	NJ Sports & Expositions Authority	5.000		09/01/2019	45,145
145,000	NJ Sports & Expositions Authority	5.000		09/01/2015	145,544
25,000	NJ Sports & Expositions Authority	5.000		09/01/2017	25,086
35,000	NJ Sports & Expositions Authority	5.000		09/01/2016	35,124
9,100,000	NJ Tobacco Settlement Financing Corp.[1]	4.625		06/01/2026	8,045,583
23,430,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2041	18,454,405
20,000	NJ Transit Corp. (Federal Transportation Administration Grants)	5.250		09/15/2014	20,084
200,000	NJ Transit Corp. (Federal Transportation Administration Grants)[1]	5.250		09/15/2015	200,820
4,500,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	5,353,065
1,625,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2038	1,723,394
10,000,000	NJ Transportation Trust Fund Authority[1]	5.875		12/15/2038	11,633,300
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500		06/15/2041	5,504,700
5,705,000	NJ Transportation Trust Fund Authority Floaters	0.230	[4]	12/15/2017	5,705,000
5,000,000	NJ Turnpike Authority[1]	5.000		01/01/2038	5,365,050
85,000	Orange Township, NJ GO1	5.000		06/01/2027	85,311

4 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$10,000	Passaic Valley, NJ Sewage Commissioners	5.500%		12/01/2014	$10,040
200,000	Passaic Valley, NJ Sewage Commissioners	5.000		12/01/2022	200,644
100,000	Passaic Valley, NJ Sewage Commissioners	5.000		12/01/2023	100,344
6,330,000	Rutgers State University NJ5	5.000		05/01/2029	7,287,277
5,380,000	Rutgers State University NJ5	5.000		05/01/2030	6,161,714
4,000,000	Rutgers State University NJ5	5.000		05/01/2038	4,422,520
45,000	Union County, NJ Improvement Authority (Linden Airport)[1]	5.000		03/01/2028	45,150

					361,276,498
New York—9.9%
8,685,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	8,725,298
2,245,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000		12/01/2036	2,475,988
5,100,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	5,327,766
2,679,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	2,695,583
2,905,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	2,821,714
1,725,000	Port Authority NY/NJ, 141st Series[1]	5.000		09/01/2027	1,816,442
10,500,000	Port Authority NY/NJ, 143rd Series[5]	5.000		10/01/2030	10,869,705
14,315,000	Port Authority NY/NJ, 169th Series[5]	5.000		10/15/2041	15,089,569

					49,822,065
U.S. Possessions—27.3%
600,000	Guam GO1	7.000		11/15/2039	648,114
10,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	11,120
250,000	Guam Power Authority, Series A	5.000		10/01/2030	274,362
125,000	Guam Power Authority, Series A	5.000		10/01/2024	143,550
125,000	Guam Power Authority, Series A	5.000		10/01/2023	145,547
235,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	232,429
4,120,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	3,342,062
1,040,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	884,104
2,475,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	1,815,808
6,350,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	4,438,079
1,355,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	944,191
2,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	1,892,575
2,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.125		07/01/2047	1,821,080
6,025,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	4,309,381
14,300,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	12,632,763
26,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.031	[3]	05/15/2055	672,880
16,895,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	15,259,733
5,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	3,898,500
6,085,000	Puerto Rico Commonwealth GO1	6.000		07/01/2039	4,549,633
2,150,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	1,516,889
2,795,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	2,012,148
3,205,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	2,333,304
8,350,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	6,186,264
3,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2040	2,297,790
3,000,000	Puerto Rico Electric Power Authority, Series A	7.000		07/01/2043	1,946,130

5 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$1,985,000	Puerto Rico Electric Power Authority, Series A	5.000%		07/01/2042	$1,163,329
3,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	1,856,100
5,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	3,031,300
550,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	329,302
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	488,550
3,000,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2038	2,488,710
575,000	Puerto Rico Infrastructure[1]	5.000		07/01/2027	330,729
2,610,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	1,400,657
3,000,000	Puerto Rico Infrastructure	7.050	[3]	07/01/2042	206,460
5,000,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2032	852,050
2,000,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2033	309,200
975,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2035	189,862
4,750,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	2,584,950
400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	241,052
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	761,856
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	90,508
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	86,804
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	84,240
1,710,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	1,605,177
1,000,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	727,410
2,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2020	2,000,380
305,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	213,540
200,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	160,366
5,000,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	3,375,650
1,000,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	699,120
1,530,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	1,056,756
6,800,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	5,723,016
7,890,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.375		08/01/2039	5,804,910
11,500,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250		08/01/2057	8,957,235
325,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.375		08/01/2039	268,645
5,235,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000		08/01/2026	3,531,583
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750		08/01/2057	11,659,760
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.500	[3]	05/15/2035	132,781
2,050,000	V.I. Tobacco Settlement Financing Corp.	6.875	[3]	05/15/2035	233,065
3,100,000	V.I. Tobacco Settlement Financing Corp.	7.625	[3]	05/15/2035	284,177

					137,137,666

Total Municipal Bonds and Notes (Cost $569,052,805)					548,236,229

Total Investments, at Value (Cost $569,052,805)—109.1%					548,236,229
Liabilities in Excess of Other Assets—(9.1)					(45,744,221)

Net Assets—100.0%					$502,492,008

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	Represents the current interest rate for a variable or increasing rate security.

6 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments (Continued)

5.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

COP	Certificates of Participation
EDA	Economic Devel. Authority
GO	General Obligation
HDC	Housing Devel. Corp.
HFC	Housing Finance Corp.
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
MSU	Montclair State University
NY/NJ	New York/New Jersey
RWJ	Robert Wood Johnson
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

7 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited

Oppenheimer Rochester New Jersey Municipal Fund (the “Fund”), formerly Oppenheimer New Jersey Municipal Fund, is a separate series of Oppenheimer Multi-State Municipal Trust, is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

8 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when

9 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2014, the Fund’s maximum exposure under such agreements is estimated at $12,221,564.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related

10 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

short-term floating rate securities is recorded as interest expense. At April 30, 2014, municipal bond holdings with a value of $71,744,495 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $46,725,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$1,465,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)
	DRIVERS	9.243%	10/1/37	$1,512,173
2,120,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)
	DRIVERS	8.484	10/1/27	2,199,542
3,580,000	Port Authority NY/NJ ROLs[3]	18.312	10/15/41	4,354,569
2,625,000	Port Authority NY/NJ, 3205th Series	17.678	10/1/30	2,994,705
7,000,000	Puerto Rico Sales Tax Financing Corp. LIFERS[3]	9.626	8/1/57	4,659,760
5,750,000	Puerto Rico Sales Tax Financing Corp. LIFERS[3]	8.638	8/1/57	3,207,235
1,585,000	Rutgers State University NJ LIFERS	18.001	5/1/29	2,542,277
1,000,000	Rutgers State University NJ LIFERS	18.029	5/1/38	1,422,520
1,345,000	Rutgers State University NJ LIFERS	18.029	5/1/30	2,126,714

				$25,019,495

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $46,725,000 as of April 30, 2014.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2014 is as follows:

11 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Cost	$2,113,609
Market Value	$23
Market value as % of Net Assets	Less than 0.005%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

12 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

13 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$409,282,098	$23	$409,282,121
New York	—	1,816,442	—	1,816,442
U.S. Possessions	—	137,137,666	—	137,137,666

Total Assets	$—	$548,236,206	$23	$548,236,229

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

14 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$520,875,655 [1]

Gross unrealized appreciation	$17,476,984
Gross unrealized depreciation	(38,550,434)

Net unrealized depreciation	$(21,073,450)

1.	The Federal tax cost of securities does not include cost of $48,434,024, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

15 OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2014 / Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—110.8%
Pennsylvania—76.2%
$ 25,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)	5.125%	05/01/2029	$25,008
80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)	5.125	05/01/2025	80,043
3,150,000	Allegheny County, PA HDA (Ohio Valley General Hospital)	5.125	04/01/2035	2,698,384
160,000	Allegheny County, PA HDA (UPMC Health System)	5.500	08/15/2034	180,990
35,000	Allegheny County, PA HDA (UPMC Health System)	5.375	08/15/2029	39,948
1,125,000	Allegheny County, PA HEBA (Carlow University)	6.750	11/01/2031	1,215,877
1,310,000	Allegheny County, PA HEBA (Carlow University)	6.000	11/01/2021	1,426,131
1,000,000	Allegheny County, PA HEBA (Chatham University)	5.000	09/01/2035	1,009,100
2,500,000	Allegheny County, PA HEBA (Robert Morris University)	5.900	10/15/2028	2,629,000
15,000	Allegheny County, PA HEBA (Robert Morris University)	6.000	05/01/2028	16,466
2,000,000	Allegheny County, PA HEBA (Robert Morris University)	6.000	10/15/2038	2,090,700
3,650,000	Allegheny County, PA HEBA (Robert Morris University)	5.750	10/15/2040	3,797,496
2,250,000	Allegheny County, PA HEBA (Robert Morris University)	5.500	10/15/2030	2,341,665
10,000	Allegheny County, PA IDA (ARC Allegheny Foundation)	5.000	12/01/2028	9,003
1,200,000	Allegheny County, PA IDA (Propel Charter School-East)	6.375	08/15/2035	1,254,756
1,000,000	Allegheny County, PA IDA (Propel Charter School-Montour)	6.750	08/15/2035	1,066,920
1,500,000	Allegheny County, PA IDA (Propel Charter School-Sunrise)	6.000	07/15/2038	1,379,925
1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)	5.100	09/01/2026	1,226,115
1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)	5.000	09/01/2021	1,018,200
995,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)	5.125	09/01/2031	958,414
425,000	Allegheny County, PA IDA (School Facility Devel.)	5.900	08/15/2026	440,984
16,750,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.600	07/01/2023	17,216,152
550,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.100	07/01/2014	553,866
175,000	Allegheny County, PA Redevel. Authority (Robinson Mall)	6.875	11/01/2017	175,241
50,000	Allegheny County, PA Redevel. Authority (Robinson Mall)	7.000	11/01/2017	50,074
1,680,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)	5.950	01/20/2043	1,728,132
50,000	Allegheny County, PA Residential Finance Authority (Cambridge Square Apartments)	4.250	01/15/2017	51,688

1	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$ 1,310,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)	6.100%	01/20/2043	$1,357,108
1,680,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)	6.160	01/20/2043	1,745,318
3,000,000	Allentown, PA Neighborhood Improvement Zone	5.000	05/01/2035	3,036,510
13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[2]	5.500	11/01/2031	14,837,680
1,750,000	Bethlehem, PA GO	6.500	12/01/2032	1,998,430
1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)	5.750	01/01/2027	1,011,970
2,000,000	Butler County, PA Hospital Authority (Butler Health System)	7.250	07/01/2039	2,307,760
1,760,000	Butler County, PA IDA (Greenview Gardens Apartments)	6.250	07/01/2033	1,816,813
955,000	Butler County, PA IDA (Greenview Gardens Apartments)	6.000	07/01/2023	989,170
2,865,000	Cambridge, PA Area Joint Authority	6.000	12/01/2037	3,048,360
950,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)	6.250	11/15/2041	1,063,031
2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)	7.000	11/15/2046	2,361,260
30,000	Charleroi, PA Area School Authority	6.000	10/01/2017	30,142
2,000,000	Chester County, PA H&EFA (Immaculata University)	7.000	11/01/2041	2,153,760
23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[2]	5.000	02/01/2041	24,540,073
1,250,000	Chester County, PA IDA (West Chester University Student Hsg.)	5.000	08/01/2045	1,200,312
1,000,000	Chester County, PA IDA (West Chester University Student Hsg.)	5.000	08/01/2035	989,600
1,515,000	Chester County, PA IDA (Westtown School)	5.000	01/01/2032	1,627,065
1,000,000	Clairton, PA Municipal Authority	5.000	12/01/2037	1,016,360
1,310,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2034	1,318,214
3,450,000	Cumberland County, PA Municipal Authority (Asbury Atlantic)	6.000	01/01/2040	3,542,874
2,500,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)	6.250	01/01/2024	2,792,500
1,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)	5.000	01/01/2027	1,024,770
950,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)	5.000	12/01/2021	967,632
6,605,000	Delaware County, PA Authority (Cabrini College)	5.500	07/01/2024	6,611,407
2,450,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)	5.000	12/15/2026	2,471,731
5,900,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)	5.000	12/15/2031	5,808,019
6,385,000	Delaware County, PA Authority (Eastern University)	5.000	10/01/2027	6,496,546
3,965,000	Delaware County, PA Authority (Eastern University)	5.250	10/01/2032	4,011,827

2	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$ 110,000	Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)	5.375%		11/15/2023	$110,472
1,000,000	Delaware County, PA Authority (Neumann College)	6.125		10/01/2034	1,039,750
280,000	Delaware County, PA Authority (Neumann College)	6.000		10/01/2030	293,395
1,160,000	Delaware County, PA Authority (Neumann College)	6.000		10/01/2025	1,256,384
900,000	Delaware County, PA Authority (Neumann College)	6.250		10/01/2038	937,377
1,250,000	Delaware County, PA Authority (Neumann University)	5.250		10/01/2031	1,307,750
1,150,000	Delaware County, PA Authority (Neumann University)	5.000		10/01/2025	1,212,675
18,705,000	Delaware County, PA IDA (Aqua Pennsylvania)[2]	5.000		11/01/2038	18,992,851
4,240,000	Delaware County, PA IDA (Naamans Creek)	7.000		12/01/2036	4,424,906
1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000		07/01/2030	1,023,010
1,250,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000		07/01/2035	1,265,737
3,945,000	Erie County, PA Hospital Authority (St. Vincent’s Health)	7.000		07/01/2027	4,077,789
1,000,000	Erie, PA Higher Education Building Authority (Gannon University)	5.375		05/01/2030	1,058,780
2,565,000	Erie, PA Higher Education Building Authority (Gannon University)	5.500		05/01/2040	2,707,588
7,840,000	Erie, PA Higher Education Building Authority (Gannon University)	5.000		05/01/2038	7,944,978
3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)	5.500		03/15/2038	3,103,920
1,055,000	Erie-Western PA Port Authority	5.125		06/15/2016	1,060,623
3,795,000	Fayette County, PA Redevel. Authority (Fayette Crossing)	7.000		09/01/2019	3,978,033
115,000	Harrisburg, PA Authority	5.000		07/15/2023	115,227
550,000	Harrisburg, PA Authority	5.000		07/15/2024	550,990
6,575,000	Harrisburg, PA Authority	5.000		07/15/2021	6,615,502
10,000	Harrisburg, PA GO	9.600	[3]	09/15/2015	9,177
150,000	Harrisburg, PA GO	10.084	[3]	03/15/2015	142,021
40,000	Harrisburg, PA GO	9.600	[3]	03/15/2016	35,514
210,000	Harrisburg, PA GO	9.601	[3]	03/15/2015	198,830
70,000	Harrisburg, PA GO	9.727	[3]	09/15/2015	64,239
50,000	Harrisburg, PA GO	9.614	[3]	09/15/2016	43,007
335,000	Harrisburg, PA Water System	5.000		07/15/2023	336,655
6,635,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)	6.000		12/01/2037	6,736,847
295,000	Jeanette, PA GO	5.000		04/01/2018	295,873
2,100,000	Lackawanna County, PA GO	6.000		09/15/2032	2,299,626
1,825,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)	5.000		04/01/2033	1,764,246

3	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$ 12,810,000	Lawrence County, PA IDA (Shenango Presbyterian Center)	5.625%	11/15/2037	$11,993,875
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2023	2,355,840
8,190,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2018	3,276,819
1,807,494	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2018	1,182,824
1,100,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2023	440,110
4,700,000	Lehigh Northampton, PA Airport Authority	6.000	05/15/2030	4,701,692
150,000	Luzerne County, PA Flood Protection Authority	5.000	01/15/2018	150,336
10,000	Luzerne County, PA Flood Protection Authority	5.000	01/15/2023	10,008
5,000,000	Luzerne County, PA IDA	7.750	12/15/2027	5,104,650
105,000	Luzerne County, PA IDA (Pennsylvania-American Water Company)	5.100	09/01/2034	105,236
10,000	Luzerne County, PA IDA (Pennsylvania-American Water Company)	5.100	09/01/2034	10,022
22,500,000	Luzerne County, PA IDA (Pennsylvania-American Water)[2]	5.100	09/01/2034	22,550,625
3,720,000	Lycoming County, PA Authority (Pennsylvania College of Technology)	5.000	05/01/2032	3,958,192
2,900,000	McKean County, PA Hospital Authority (Bradford Hospital)	5.250	10/01/2030	2,518,766
11,060,000	Mifflin County, PA Hospital Authority (Lewiston Hospital/Lewiston Healthcare Foundation Obligated Group)	5.125	07/01/2030	11,461,367
1,000,000	Millcreek, PA Richland Joint Authority	5.500	08/01/2037	1,020,320
595,000	Millcreek, PA Richland Joint Authority	5.250	08/01/2022	634,645
855,000	Millcreek, PA Richland Joint Authority	5.375	08/01/2027	883,745
1,390,000	Millcreek, PA Richland Joint Authority	5.500	08/01/2037	1,432,367
285,000	Montgomery County, PA HEHA (Holy Redeemer Health System)	5.250	10/01/2023	286,129
385,000	Montgomery County, PA HEHA (Holy Redeemer Health System)	5.250	10/01/2027	385,239
785,000	Montgomery County, PA HEHA (Holy Redeemer Physician & Ambulatory Services)	5.250	10/01/2023	788,297
1,500,000	Montgomery County, PA IDA	5.375	08/01/2038	1,643,835
21,000,000	Montgomery County, PA IDA[2]	5.375	08/01/2038	23,013,690
300,000	Montgomery County, PA IDA (Philadelphia Presbyterian Homes)	6.500	12/01/2025	342,846
325,000	Montgomery County, PA IDA (Wordsworth Academy)	7.750	09/01/2014	326,163
2,890,000	Montgomery County, PA IDA (Wordsworth Academy)	8.000	09/01/2024	2,890,636
2,860,000	Northampton County, PA General Purpose Authority (Moravian College)	5.000	07/01/2031	2,973,542
1,275,000	Northampton County, PA IDA (Morningstar Senior Living)	5.000	07/01/2032	1,273,406

4	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$ 1,500,000	Northampton County, PA IDA (Morningstar Senior Living)	5.000%	07/01/2027	$1,533,210
16,526,610	Northampton County, PA IDA (Northampton Generating)	5.000	12/31/2023	14,290,064
1,205,000	Northumberland County, PA IDA (NHS Youth Services)	5.500	02/15/2033	905,039
3,415,000	Northumberland County, PA IDA (NHS Youth Services)	7.750	02/15/2029	2,523,139
1,575,000	Northumberland County, PA IDA (NHS Youth Services)	7.500	02/15/2029	1,135,922
16,000,000	PA Commonwealth Financing Authority[2]	5.000	06/01/2032	17,456,000
39,737,908	PA EDFA (Bionol Clearfield)[4]	8.500	07/01/2015	1,785,027
605,000	PA EDFA (DGABC/DGABF/DGABEI Obligated Group)	5.625	12/01/2015	606,597
35,000	PA EDFA (Fayette Thermal)	5.500	12/01/2021	34,997
375,000	PA EDFA (Fayette Thermal)	5.250	12/01/2016	374,989
3,000,000	PA EDFA (Forum)	5.000	03/01/2029	3,255,600
3,000,000	PA EDFA (Northwestern Human Services)	5.250	06/01/2028	3,000,660
3,000,000	PA EDFA (Philadelphia Biosolids Facility)	6.250	01/01/2032	3,086,130
50,000	PA EDFA (Philadelphia Biosolids Facility)	5.000	01/01/2015	50,470
2,950,000	PA EDFA (US Airways Group)	8.000	05/01/2029	3,365,537
10,000	PA GO	5.000	07/01/2014	10,041
5,000	PA HEFA (Assoc. of Independent Colleges & Universities)	5.000	11/01/2024	5,019
1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)	5.125	05/01/2032	1,042,087
195,000	PA HEFA (California University of Pennsylvania Student Assoc.)	6.750	09/01/2020	195,439
55,000	PA HEFA (California University of Pennsylvania Student Assoc.)	6.800	09/01/2025	55,088
100,000	PA HEFA (California University of Pennsylvania Student Assoc.)	5.000	07/01/2028	97,711
2,130,000	PA HEFA (California University of Pennsylvania Student Assoc.)	6.750	09/01/2032	2,135,836
1,000,000	PA HEFA (Clarion University Foundation)	5.000	07/01/2028	1,000,010
1,300,000	PA HEFA (Clarion University Foundation)	5.250	07/01/2018	1,300,819
535,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.000	11/01/2042	524,642
1,245,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.000	11/01/2027	1,282,761
220,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.750	04/15/2034	220,697
10,000	PA HEFA (Drexel University College of Medicine)	5.000	05/01/2037	10,471
9,000,000	PA HEFA (Edinboro University Foundation)	5.875	07/01/2038	9,131,310
6,285,000	PA HEFA (Edinboro University Foundation)	5.750	07/01/2028	6,427,607
8,225,000	PA HEFA (Edinboro University Foundation)	6.000	07/01/2042	8,367,539
3,500,000	PA HEFA (Edinboro University Foundation)	6.000	07/01/2043	3,584,945
3,000,000	PA HEFA (Edinboro University Foundation)	5.800	07/01/2030	3,079,620
4,000,000	PA HEFA (Elizabethtown College)	5.000	12/15/2027	4,062,200
1,300,000	PA HEFA (Gwynedd Mercy College)	5.375	05/01/2042	1,338,389

5	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$ 750,000	PA HEFA (Indiana University Foundation)	5.000%		07/01/2041	$766,860
1,490,000	PA HEFA (Marywood University)	5.125		06/01/2029	1,511,218
50,000	PA HEFA (Pennsylvania State University)	5.000		03/01/2022	50,195
250,000	PA HEFA (Philadelphia University)	5.000		06/01/2035	250,405
1,400,000	PA HEFA (Shippensburg University Student Services)	5.000		10/01/2035	1,416,702
7,000,000	PA HEFA (Shippensburg University)	6.250		10/01/2043	7,625,940
3,000,000	PA HEFA (Shippensburg University)	6.000		10/01/2031	3,241,350
2,250,000	PA HEFA (St. Francis University)	6.250		11/01/2041	2,378,070
1,750,000	PA HEFA (St. Francis University)	6.000		11/01/2031	1,840,493
100,000	PA HEFA (Student Association)	6.750		09/01/2023	100,078
4,515,000	PA HEFA (University of Pennsylvania Health System)	5.750		08/15/2041	5,047,996
60,000	PA HEFA (University of the Arts)	5.500		03/15/2020	60,088
3,050,000	PA HEFA (University of the Arts)	5.625		03/15/2025	3,051,769
1,685,000	PA HEFA (University of the Arts)	5.750		03/15/2030	1,685,556
1,000,000	PA HEFA (Ursinus College)	5.000		01/01/2029	1,077,410
650,000	PA HEFA (Widener University)	5.000		07/15/2026	659,217
15,800,000	PA HFA (Single Family Mtg.), Series 96A2	4.700		10/01/2037	15,834,684
5,000,000	PA Public School Building Authority (Harrisburg Area Community College)	5.000		10/01/2031	5,242,450
4,000,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2028	4,346,880
3,500,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2027	3,834,320
3,000,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2029	3,238,800
4,540,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2032	4,827,972
2,250,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2031	2,402,145
1,120,000	PA Southcentral General Authority (Hanover Hospital)	5.000		12/01/2020	1,148,426
900,000	PA Southcentral General Authority (Hanover Hospital)	5.000		12/01/2027	908,037
2,310,000	PA Southcentral General Authority (Hanover Hospital)	5.000		12/01/2028	2,325,639
24,615,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[2]	6.000		06/01/2029	28,211,982
2,000,000	PA Turnpike Commission	5.000		12/01/2032	2,173,860
4,000,000	PA Turnpike Commission	0.000	[7]	12/01/2034	4,119,240
5,000,000	PA Turnpike Commission	0.000	[7]	12/01/2034	5,043,250
10,000,000	PA Turnpike Commission	0.000	[7]	12/01/2038	10,046,700
18,000,000	PA Turnpike Commission (Motor License)[2]	5.000		12/01/2040	18,995,220
1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)	6.500		01/01/2041	2,034,263
2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)	5.625		01/01/2032	2,151,140
2,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	2,365,875

6	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$ 1,150,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[5]	5.500%	11/15/2018	$460,000
786,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia) [5]	5.600	11/15/2028	314,400
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)	5.000	04/01/2039	1,809,900
185,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)	6.875	04/01/2034	186,138
25,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)	6.750	04/01/2023	25,162
2,355,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)	5.000	04/01/2033	2,141,449
500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	6.250	04/01/2042	510,280
450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	5.875	04/01/2032	453,798
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)	5.750	11/15/2030	1,007,550
500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)	6.375	11/15/2040	515,860
2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)	5.375	06/15/2030	2,118,479
4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)	5.625	06/15/2042	4,095,280
2,115,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)	7.150	12/15/2036	2,204,020
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)	7.625	12/15/2041	1,062,220
1,500,000	Philadelphia, PA Authority for Industrial Devel. (New Foundation Charter School)	6.625	12/15/2041	1,568,685
1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)	6.250	05/01/2033	1,646,560
1,580,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)	5.125	01/01/2021	1,386,450
285,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)	5.000	01/01/2015	282,327
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.750	06/15/2033	2,034,500
3,090,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	7.000	06/15/2043	3,152,202
2,080,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Arbor House)	6.100	07/01/2033	2,095,392
670,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (GIH/PPAM)	5.125	07/01/2016	684,707
1,835,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)	6.100	07/01/2033	1,848,579
3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)	5.625	07/01/2035	3,000,180
1,720,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Robert Saligman House)	6.100	07/01/2033	1,732,728

7	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$ 6,260,000	Philadelphia, PA GO	6.500%		08/01/2041	$7,093,707
1,110,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)	7.250		01/01/2021	1,123,109
6,650,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2036	6,570,599
250,000	Philadelphia, PA Hsg. Authority	5.000		12/01/2021	253,463
1,000,000	Philadelphia, PA Municipal Authority	6.500		04/01/2034	1,110,950
50,000	Philadelphia, PA Parking Authority	5.125		02/15/2018	50,200
20,000	Philadelphia, PA Parking Authority, Series A	5.250		02/15/2029	20,073
10,000	Philadelphia, PA Parking Authority, Series A	5.000		02/15/2015	10,040
1,500,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A	5.625		07/01/2028	1,501,365
5,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A	5.500		07/01/2035	5,003
1,000,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A	5.625		07/01/2023	1,001,530
125,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)	5.450		02/01/2023	126,768
25,000	Philadelphia, PA Redevel. Authority (Neighborhood Transformation)	5.000		04/15/2027	25,371
2,485,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)	6.000		10/01/2023	2,487,907
4,100,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)	6.250		10/01/2032	4,103,895
25,000	Philadelphia, PA Redevel. Authority (Philadelphia Corp. for Aging)	5.250		07/01/2031	25,011
3,385,000	Philadelphia, PA School District	6.000		09/01/2038	3,696,183
2,865,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)	6.130		01/20/2043	2,979,342
2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)	5.875		06/01/2052	3,016,561
900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)	5.625		06/01/2042	930,429
15,000	Schuylkill County, PA IDA (Ascension Health Credit Group)	5.000		11/01/2019	15,053
55,000	Schuylkill County, PA IDA (Ascension Health Credit Group)	5.000		11/01/2028	55,191
10,000	Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS Obligated Group)	5.000		11/01/2028	10,035
6,500,000	Scranton, PA Parking Authority	5.250		06/01/2039	5,144,620
2,000,000	South Fork, PA Municipal Authority (Conemaugh Health System)	5.500		07/01/2029	2,150,020
800,000	South Fork, PA Municipal Authority (Conemaugh Valley Memorial Hospital)	5.000		07/01/2028	800,592
540,000	South Fork, PA Municipal Authority (Good Samaritan Medical Center of Johnstown)	5.250		07/01/2026	540,475
25,000	South Fork, PA Municipal Authority (Windber Hospital/Conemaugh Valley Memorial Hospital Obligated Group)	5.000		07/01/2018	25,053
4,300,000	Susquehanna, PA Area Regional Airport Authority	6.500		01/01/2038	4,666,274
7,500,000	Washington County, PA Redevel. Authority (Victory Centre)	5.450	[6]	07/01/2035	7,568,775

8	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$ 550,000	Washington, PA Township Municipal Authority	5.875%		12/15/2023	$569,652
10,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)	5.000		03/01/2037	10,066,300
5,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)	5.000		03/01/2027	5,130,550

					686,076,298
U.S. Possessions—34.6%
2,000,000	Guam GO	7.000		11/15/2039	2,160,380
700,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750		09/01/2031	778,400
235,000	Guam Power Authority, Series A	5.000		10/01/2024	269,874
185,000	Guam Power Authority, Series A	5.000		10/01/2023	215,410
420,000	Guam Power Authority, Series A	5.000		10/01/2030	460,929
38,902,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[3]	06/01/2057	711,907
1,500,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.625		06/01/2047	1,182,600
3,480,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.250		06/01/2032	3,063,061
605,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	598,381
940,000	Northern Mariana Islands Commonwealth, Series A	5.000		10/01/2022	859,837
1,460,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,071,144
2,260,000	Northern Mariana Islands Ports Authority, Series A	5.500		03/15/2031	1,921,226
1,075,000	Northern Mariana Islands Ports Authority, Series A	6.600		03/15/2028	1,007,608
4,500,000	Puerto Rico Aqueduct & Sewer Authority	6.125		07/01/2024	3,406,635
810,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	562,205
500,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	349,455
830,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	578,361
5,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125		07/01/2037	3,357,700
69,645,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	62,904,060
429,890,000	Puerto Rico Children’s Trust Fund (TASC)	6.534	[3]	05/15/2050	27,792,388
136,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.325	[3]	05/15/2055	3,519,680
1,817,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[3]	05/15/2057	25,292,640
52,750,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	46,599,877
3,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2041	2,184,060
5,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	3,781,750
7,360,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	5,298,538
3,000,000	Puerto Rico Commonwealth GO	5.125		07/01/2028	2,162,880
15,000	Puerto Rico Commonwealth GO	6.000		07/01/2027	15,114
2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2020	1,616,600
9,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	6,667,830
270,000	Puerto Rico Commonwealth GO	6.000		07/01/2028	210,138
2,500,000	Puerto Rico Commonwealth GO	5.375		07/01/2033	1,846,100
3,000,000	Puerto Rico Electric Power Authority, Series A	6.750		07/01/2036	1,947,180
3,325,000	Puerto Rico Electric Power Authority, Series A	5.000		07/01/2042	1,948,649
4,920,000	Puerto Rico Electric Power Authority, Series A	5.000		07/01/2029	2,996,821
1,760,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2030	1,067,018
5,540,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2027	3,441,393

9	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$ 1,510,000	Puerto Rico Electric Power Authority, Series AAA	5.250%		07/01/2025	$945,487
1,435,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2024	905,715
3,505,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2031	2,098,549
3,000,000	Puerto Rico Electric Power Authority, Series CCC	5.250		07/01/2027	1,863,570
6,000,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2025	5,637,120
1,450,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2032	867,317
1,670,000	Puerto Rico Electric Power Authority, Series WW	5.000		07/01/2028	1,021,723
775,000	Puerto Rico Electric Power Authority, Series XX	5.250		07/01/2040	456,312
725,000	Puerto Rico Electric Power Authority, Series ZZ	5.000		07/01/2022	468,567
1,000,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	761,370
10,000	Puerto Rico Highway & Transportation Authority, Series A	5.000		07/01/2038	5,213
325,000	Puerto Rico Highway & Transportation Authority, Series H	5.000		07/01/2028	170,391
700,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2039	409,780
1,750,000	Puerto Rico Infrastructure	6.400	[3]	07/01/2043	178,605
270,000	Puerto Rico Infrastructure	5.000		07/01/2041	144,895
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	843,682
185,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	155,844
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	181,016
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	1,024,000
125,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	108,505
515,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)	5.750		06/01/2019	267,800
1,500,000	Puerto Rico Public Buildings Authority	6.500		07/01/2030	1,138,725
1,265,000	Puerto Rico Public Buildings Authority	6.000		07/01/2019	1,078,893
3,000,000	Puerto Rico Public Buildings Authority	5.750	[6]	07/01/2034	2,614,110
1,000,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	790,910
115,000	Puerto Rico Public Buildings Authority	6.250		07/01/2023	92,558
2,070,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	1,469,679
1,015,000	Puerto Rico Public Buildings Authority, Series D	5.250		07/01/2036	701,050
5,725,000	Puerto Rico Public Finance Corp., Series B	5.500		08/01/2031	3,566,675
7,385,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	5,586,679
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[3]	08/01/2034	5,689,500
950,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	703,694
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	2,207,190
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	3,871,850
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	4,133,000
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	2,524,860
5,500,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	4,398,570
18,015,000	Puerto Rico Sales Tax Financing Corp., Series C	6.380	[3]	08/01/2038	2,518,137
22,130,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	18,430,749
2,170,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	1,730,684
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.500	[3]	05/15/2035	264,958
4,150,000	V.I. Tobacco Settlement Financing Corp.	6.875	[3]	05/15/2035	471,814
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.625	[3]	05/15/2035	641,690
17,450,000	V.I. Tobacco Settlement Financing Corp.	6.250	[3]	05/15/2035	2,282,111
30,000	V.I. Tobacco Settlement Financing Corp. (TASC)	5.000		05/15/2021	29,803

10	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$ 2,235,000	V.I. Tobacco Settlement Financing Corp. (TASC)	5.000%	05/15/2031	$2,157,870
435,000	V.I. Water & Power Authority, Series A	5.000	07/01/2031	366,496

				311,825,545

Total Investments, at Value (Cost $1,112,205,639)—110.8%				997,901,843
Liabilities in Excess of Other Assets—(10.8)				(97,616,356)

Net Assets—100.0%				$900,285,487

Footnotes to Statement of Investments

1.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2014. See accompanying Notes.
2.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
5.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
6.	Represents the current interest rate for a variable or increasing rate security.
7.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ARC	Assoc. of Retarded Citizens
BSVHS	Baptist/St. Vincent’s Health System
CCMC	Crozer-Chester Medical Center
CKHS	Crozer-Keystone Health System
DCMH	Delaware County Memorial Hospital
DGABC	Dr. Gertrude A. Barber Center
DGABEI	Dr. Gertrude A. Barber Educational Institute
DGABF	Dr. Gertrude A. Barber Foundation
DOCNHS	Daughters of Charity National Health Systems
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDFA	Economic Devel. Finance Authority
GIH	Germantown Interfaith Housing
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HESL	Hospital Episcopal San Lucas
HFA	Housing Finance Agency

11	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations: Continued

IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PPAM	Philadelphia Presbytery Apartments of Morrisville
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MHH	Mercy Haverford Foundation
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
RITES	Residual Interest Tax Exempt Security
ROLs	Residual Option Longs
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands
WMHS	Western Maryland Health Systems

12	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Rochester Pennsylvania Municipal Fund (the “Fund”), formerly Oppenheimer Pennsylvania Municipal Fund, is a separate series of Oppenheimer Multi-State Municipal Trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

13	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when

14	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2014, the Fund’s maximum exposure under such agreements is estimated at $90,430,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-

15	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

term floating rate securities is recorded as interest expense. At April 30, 2014, municipal bond holdings with a value of $184,432,805 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $112,430,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$3,250,000	Berks County, PA Municipal Authority ROLs[3]	20.106%	11/1/31	$5,087,680
7,980,000	Chester County, PA IDA (Water Facilities Authority)[3]	13.665	8/1/34	8,605,073
6,240,000	Delaware County, PA IDA ROLs[3]	13.668	5/1/32	6,527,851
7,500,000	Luzerne County, PA IDA (Water Facility) ROLs[3]	13.963	3/1/29	7,550,625
7,000,000	Montgomery County, PA IDA RITES	15.087	8/1/38	9,013,690
8,000,000	PA Commonwealth Financing Authority DRIVERS	9.323	6/1/18	9,456,000
6,030,000	PA HFA (Single Family Mtg.) ROLs[3]	12.737	10/1/31	6,014,684
6,155,000	PA Southcentral General Authority (Hanover Hospital) ROLs[3]	22.16	12/1/24	9,751,982
9,000,000	PA Turnpike Commission ROLs[3]	9.109	6/1/40	9,995,220

				$72,002,805

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $112,430,000 as of April 30, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two

16	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$1,315,083
Sold securities	602,619

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2014 is as follows:

Cost	$39,737,908
Market Value	$1,785,027
Market value as % of Net Assets	0.20%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

17	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

18	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These

19	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$686,076,298	$—	$686,076,298
U.S. Possessions	—	311,825,545	—	311,825,545

Total Assets	$—	$997,901,843	$—	$997,901,843

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,001,663,675 [1]

Gross unrealized appreciation	$45,153,502
Gross unrealized depreciation	(160,508,720)

Net unrealized depreciation	$(115,355,218)

1.	The Federal tax cost of securities does not include cost of $111,593,386, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

20	OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2014 / Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—113.1%
Alabama—2.3%
$6,880,000	AL Space Science Exhibit Finance Authority	6.000%		10/01/2025	$6,274,078
59,250,000	Jefferson County, AL Sewer[1]	6.500		10/01/2053	63,924,825
15,000,000	Jefferson County, AL Sewer[1]	7.000		10/01/2051	17,007,750
10,000,000	Jefferson County, AL Sewer[1]	0.000	[10]	10/01/2050	5,422,700
12,500,000	Jefferson County, AL Sewer[1]	5.500		10/01/2053	13,054,875
15,000,000	Jefferson County, AL Sewer[1]	0.000	[10]	10/01/2046	8,991,900
17,500,000	Jefferson County, AL Sewer[1]	0.000	[10]	10/01/2050	10,364,550
2,200,000	Rainbow City, AL Special Health Care Facilities Financing Authority (Regency Pointe)[2]	8.250		01/01/2031	86,966

					125,127,644
Alaska—0.3%
2,250,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[3]	6.120		08/01/2031	766,777
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	5.875		12/01/2027	742,665
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	6.000		12/01/2036	225,050
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.125	[4]	06/01/2046	934,798
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.375	[4]	06/01/2046	621,628
10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)[1]	7.750		10/01/2041	11,176,758

					14,467,676
Arizona—2.6%
7,680,000	AZ Health Facilities Authority (Catholic Healthcare West)[1]	5.250		03/01/2039	8,103,091
4,519,000	Buckeye, AZ Watson Road Community Facilities District	6.000		07/01/2030	4,574,810
7,948,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[2]	6.375		01/01/2028	5,213,888
4,275,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[3]	8.500		01/01/2028	1,893,739
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200		07/15/2032	513,950
335,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125		07/15/2027	347,479
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900		07/15/2022	1,070,500
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450		07/15/2021	310,832
810,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625		07/15/2025	819,639
900,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800		07/15/2030	906,759
1,242,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.375		07/01/2022	1,260,332
4,066,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.750		07/01/2032	3,945,646

1  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$756,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.000%	07/01/2017	$804,611
1,000,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	1,000,320
13,680,000	La Paz County, AZ IDA (Imperial Regional Detention Facility)	7.800	10/01/2039	14,280,689
3,000,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	3,002,100
1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[2]	8.500	04/20/2041	839,256
3,545,000	Maricopa County, AZ IDA (Sun King Apartments)	9.500	11/01/2031	2,729,437
215,000	Maricopa County, AZ IDA (Sun King Apartments)	6.750	11/01/2018	211,093
2,345,000	Maricopa County, AZ IDA (Sun King Apartments)	6.750	05/01/2031	2,049,624
424,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.250	07/01/2024	415,961
848,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.300	07/01/2030	772,324
349,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.250	07/01/2024	342,383
1,125,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	1,069,335
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.350	07/15/2031	327,323
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.300	07/15/2025	418,761
3,275,000	Phoenix, AZ IDA (America West Airlines)	6.250	06/01/2019	3,276,146
7,500,000	Phoenix, AZ IDA (America West Airlines)	6.300	04/01/2023	7,516,425
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	1,628,402
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	1,041,165
1,375,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,388,269
1,250,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.250	06/01/2026	1,229,150
3,700,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.375	06/01/2036	3,605,761
12,400,000	Pima County, AZ IDA (Metro Police Facility)[5]	5.375	07/01/2039	13,102,460
3,000,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	3,218,400
5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)	7.500	04/01/2041	6,004,123
1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	1,504,425
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2022	253,208
550,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	549,967
1,600,000	Pima County, AZ IDA (Sonoran Science Academy)	5.670	12/01/2027	1,494,944
1,960,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	1,753,436
2,215,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.600	12/01/2022	2,240,716

2  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Arizona (Continued)
$11,100,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.750%		12/01/2032	$11,193,240
9,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	6.550		12/01/2037	9,106,470
1,115,000	Pinal County, AZ IDA (San Manuel Facility)[1]	6.250		06/01/2026	1,083,312
1,089,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250		07/01/2032	775,869
1,500,000	Quail Creek, AZ Community Facilities District[1]	5.550		07/15/2030	1,433,070
265,000	Show Low Bluff, AZ Community Facilities District	5.600		07/01/2031	230,505
125,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200		07/01/2017	130,460
1,000,000	Tartesso West, AZ Community Facilities District[1]	5.900		07/15/2032	979,080
1,550,000	Tempe, AZ IDA (Tempe Life Care Village)	6.250		12/01/2042	1,599,895
695,000	Tempe, AZ IDA (Tempe Life Care Village)	6.000		12/01/2032	716,281
300,000	Tucson, AZ IDA (Joint Single Family Mtg.)	5.000		01/01/2039	304,605
4,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350		07/15/2031	3,740,840
1,800,000	Verrado, AZ Community Facilities District No. 1	6.000		07/15/2027	1,972,530
675,000	Verrado, AZ Community Facilities District No. 1	5.700		07/15/2029	717,518
610,000	Verrado, AZ Community Facilities District No. 1	6.000		07/15/2033	648,686

					141,663,240
Arkansas—0.1%
6,955,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[2]	6.250		02/01/2038	3,781,086
California—15.6%
2,500,000	Adelanto, CA Public Utility Authority[1]	6.750		07/01/2039	2,764,550
750,000	Alhambra, CA (Atherton Baptist Homes)	7.625		01/01/2040	789,562
4,070,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250		09/01/2040	4,208,136
1,095,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2030	1,132,964
380,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2028	393,361
100,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750		05/01/2034	100,408
220,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	6.200		05/01/2031	220,154
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)[1]	7.375		09/01/2039	5,838,635
127,310,000	CA County Tobacco Securitization Agency	6.489	[4]	06/01/2046	4,124,844
246,760,000	CA County Tobacco Securitization Agency	7.477	[4]	06/01/2055	1,749,528
107,400,000	CA County Tobacco Securitization Agency	6.619	[4]	06/01/2050	2,064,228
9,160,000	CA County Tobacco Securitization Agency	8.150	[4]	06/01/2033	2,116,693
215,100,000	CA County Tobacco Securitization Agency	7.000	[4]	06/01/2055	2,372,553
33,920,000	CA County Tobacco Securitization Agency	6.650	[4]	06/01/2046	983,341
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	5,000,650
57,000,000	CA County Tobacco Securitization Agency (TASC)	6.400	[4]	06/01/2046	2,753,670

3  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$58,530,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700%		06/01/2046	$46,533,691
19,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	13,479,930
1,500,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	1,484,205
7,285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	7,284,781
36,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650		06/01/2041	29,116,800
4,625,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	4,624,769
520,920,000	CA County Tobacco Securitization Agency (TASC)	6.669	[4]	06/01/2050	34,750,573
255,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2045	202,626
15,015,000	CA County Tobacco Securitization Agency (TASC)[1]	1.456		06/01/2036	12,557,645
10,000,000	CA County Tobacco Securitization Agency (TASC)	5.450		06/01/2028	9,106,300
2,630,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	2,629,816
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	10,003,372
3,985,000	CA GO5	5.050		12/01/2036	4,013,609
39,315,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.750		06/01/2047	32,550,068
133,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[5]	5.750		06/01/2047	110,705,983
10,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.300		06/01/2037	7,835,800
340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[4]	06/01/2047	4,770,200
22,400,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2033	17,995,264
30,420,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[5]	5.750		07/01/2039	35,058,137
11,095,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center Obligated Group)[5]	5.000		11/15/2042	11,497,264
700,000	CA Independent Cities Finance Authority (Augusta Communities Mobile Home Park)	5.000		05/15/2047	711,004
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250		07/15/2050	1,966,569
10,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium)[5]	5.000		05/15/2040	10,700,700
3,100,000	CA Municipal Finance Authority (Casa Griffin Apts.)[1]	6.000		10/01/2046	3,183,018
750,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	897,217
600,000	CA Municipal Finance Authority Charter School (Partnerships to Uplift Community)[1]	5.300		08/01/2047	543,090

4  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$525,000	CA Public Works[1]	6.625%		11/01/2034	$527,583
13,505,000	CA Silicon Valley Tobacco Securitization Authority	9.002	[4]	06/01/2047	911,723
160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.147	[4]	06/01/2056	1,821,204
25,800,000	CA Silicon Valley Tobacco Securitization Authority	8.590	[4]	06/01/2041	3,046,464
82,250,000	CA Silicon Valley Tobacco Securitization Authority	8.435	[4]	06/01/2056	508,305
70,785,000	CA Silicon Valley Tobacco Securitization Authority	8.994	[4]	06/01/2036	12,909,768
1,145,000	CA Statewide CDA (Albert Einstein Academy)	6.000		11/01/2032	1,113,867
1,730,000	CA Statewide CDA (Albert Einstein Academy)	6.250		11/01/2042	1,689,535
10,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	10,039
2,019,578	CA Statewide CDA (Microgy Holdings)[2]	9.000		12/01/2038	17,530
1,000,000	CA Statewide CDA (Terraces at San Joaquin Gardens)	6.000		10/01/2047	1,016,820
2,250,000	CA Statewide CDA (Terraces at San Joaquin Gardens)	6.000		10/01/2042	2,293,020
200,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)[1]	5.600		09/01/2020	210,420
260,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[4]	06/01/2055	1,843,400
555,300,000	CA Statewide Financing Authority Tobacco Settlement	7.001	[4]	06/01/2055	4,892,193
4,515,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	4,514,955
965,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	964,913
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	99,991
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.700		09/01/2020	45,023
200,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875		09/01/2031	199,952
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250		08/01/2033	2,723,400
10,465,000	Cerritos, CA Community College District[5]	5.250		08/01/2033	11,972,600
165,000	Chino, CA Community Facilities District Special Tax[1]	5.000		09/01/2026	167,528
890,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2023	910,959
11,255,000	Compton, CA Public Finance Authority[1]	5.000		09/01/2022	9,837,433
5,855,000	Compton, CA Public Finance Authority[1]	5.250		09/01/2027	4,790,151
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	1,534,651
820,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1[1]	6.625		09/01/2040	847,987
100,000	Fort Bragg, CA Redevel. Agency Tax Allocation[1]	5.300		05/01/2024	100,123
8,750,000	Hercules, CA Redevel. Agency Tax Allocation[1]	5.000		08/01/2035	6,419,437

5  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$200,000	Imperial, CA Redevel. Agency Tax Allocation (Imperial Redevel.)[1]	5.000%		12/01/2036	$193,036
432,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.626	[4]	06/01/2057	4,059,617
80,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[4]	06/01/2047	3,522,400
1,000,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[4]	06/01/2057	9,380,000
310,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2030	320,428
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2029	361,868
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2031	361,707
400,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2028	413,648
500,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2032	516,640
1,300,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000		09/01/2033	1,319,422
3,250,000	Los Alamitos, CA Unified School District COP	0.000	[10]	08/01/2042	2,050,718
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	1,676,919
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[5]	5.375		05/15/2030	35,693,589
5,000,000	Los Angeles, CA Dept. of Water & Power[5]	5.000		07/01/2034	5,328,050
85,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700		06/20/2028	85,066
2,500,000	Los Angeles, CA Regional Airports Improvement Corp. (Air Canada)[1]	8.750		10/01/2014	2,496,925
6,020,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.125		12/01/2024	6,093,384
52,220,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500		12/01/2024	52,872,228
19,050,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500		12/01/2024	19,287,935
11,175,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)	9.250		08/01/2024	11,233,222
26,875,000	Los Angeles, CA Unified School District[5]	5.000		07/01/2030	28,103,972
200,000	Maywood, CA Public Financing Authority[1]	7.000		09/01/2038	197,368
20,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.375		06/01/2038	16,229,200
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.375	[4]	06/01/2045	3,021,149
1,495,000	Northern CA Tobacco Securitization Authority (TASC)	4.750		06/01/2023	1,437,801
14,440,000	Paramount, CA Unified School District[1]	0.000	[10]	08/01/2045	9,524,768
15,435,000	Peralta, CA Community College District[5]	5.000		08/01/2035	15,844,006
10,000	Perris, CA Public Financing Authority, Series A1	6.125		09/01/2034	10,235
21,711,000	River Rock, CA Entertainment Authority	8.000		11/01/2018	13,395,470
1,750,000	Riverside County, CA Redevel. Agency[1]	7.125		10/01/2042	2,025,608
325,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.625		09/01/2034	335,475
2,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000		12/01/2031	2,375,520

6  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000%		08/01/2041	$1,099,210
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2041	871,658
5,000,000	San Joaquin Hills, CA Transportation Corridor	6.250	[4]	01/15/2031	1,909,500
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750		06/01/2026	6,569,880
78,990,000	Silicon Valley CA Tobacco Securitization Authority	8.865	[4]	06/01/2047	5,332,615
143,080,000	Southern CA Tobacco Securitization Authority	7.100	[4]	06/01/2046	2,770,029
28,690,000	Southern CA Tobacco Securitization Authority	5.125		06/01/2046	22,332,009
195,570,000	Southern CA Tobacco Securitization Authority	6.383	[4]	06/01/2046	4,740,617
41,325,000	Southern CA Tobacco Securitization Authority	6.400	[4]	06/01/2046	862,453
1,000,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	789,330
1,655,000	Stockton, CA Public Financing Authority, Series A	5.250		09/01/2031	1,353,674
17,145,000	Stockton, CA Unified School District	5.950	[4]	08/01/2043	3,313,614
10,360,000	Stockton, CA Unified School District	5.784	[4]	08/01/2048	1,495,466
14,735,000	Stockton, CA Unified School District	5.950	[4]	08/01/2041	3,202,358
6,245,000	Stockton, CA Unified School District	6.000	[4]	08/01/2037	1,774,392
12,115,000	Stockton, CA Unified School District	5.920	[4]	08/01/2038	3,272,504
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.875		06/01/2035	1,388,133
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	6.000		06/01/2045	1,476,614
4,000,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250		09/01/2042	4,108,800
4,615,000	Tustin, CA Community Facilities District Special Tax (Legacy/Columbus)[1]	6.000		09/01/2036	4,763,880
200,000	Upland, CA Community Facilities District (San Antonio)[1]	6.100		09/01/2034	204,432
3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500		09/01/2042	4,177,320
7,000,000	West Sacramento, CA Special Tax Community Facilities District No. 27[1]	7.000		09/01/2040	7,233,240
75,000	Woodland, CA Special Tax Community Facilities District No. 1[1]	6.000		09/01/2028	75,530

					863,641,314
Colorado—4.2%
960,000	CO Andonea Metropolitan District No. 2[3]	6.125		12/01/2025	617,088
2,380,000	CO Andonea Metropolitan District No. 3[3]	6.250		12/01/2035	1,490,380
14,000,000	CO Arista Metropolitan District	9.250		12/01/2037	7,511,700
3,000,000	CO Beacon Point Metropolitan District[1]	6.125		12/01/2025	3,008,550
3,500,000	CO Beacon Point Metropolitan District[1]	6.250		12/01/2035	3,501,855
5,335,000	CO Central Marksheffel Metropolitan District	7.250		12/01/2029	5,346,310
1,000,000	CO Confluence Metropolitan District	5.400		12/01/2027	808,960
1,850,000	CO Copperleaf Metropolitan District No. 2	5.950		12/01/2036	1,575,663

7  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$1,000,000	CO Copperleaf Metropolitan District No. 2	5.850%		12/01/2026	$893,060
1,025,000	CO Country Club Highlands Metropolitan District[3]	7.250		12/01/2037	402,548
1,500,000	CO Crystal Crossing Metropolitan District[3]	6.000		12/01/2036	871,035
1,237,000	CO Elbert and Highway 86 Metropolitan District	5.750		12/01/2036	857,624
4,475,000	CO Elbert and Highway 86 Metropolitan District[3]	7.500		12/01/2032	1,990,927
2,303,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	1,638,009
606,000	CO Fallbrook Metropolitan District[1]	5.625		12/01/2026	583,499
1,795,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250		12/01/2040	1,851,560
14,350,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System)[5]	5.000		01/01/2044	15,508,476
1,030,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)[1]	5.300		07/01/2037	854,066
2,867,000	CO Heritage Todd Creek Metropolitan District[1]	5.500		12/01/2037	2,352,660
5,080,000	CO High Plains Metropolitan District[3]	6.125		12/01/2025	2,837,231
10,875,000	CO High Plains Metropolitan District[3]	6.250		12/01/2035	6,053,243
480,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	382,622
1,700,000	CO Huntington Trails Metropolitan District[1]	8.250		12/01/2037	1,797,597
500,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	506,280
2,500,000	CO International Center Metropolitan District No. 3[1]	6.500		12/01/2035	2,057,750
1,089,000	CO Liberty Ranch Metropolitan District	6.250		12/01/2036	913,954
1,875,000	CO Madre Metropolitan District No. 2	5.500		12/01/2036	1,354,556
2,800,000	CO Mountain Shadows Metropolitan District[3]	5.625		12/01/2037	2,131,108
1,570,000	CO Multifamily Hsg. Revenue Bond Pass-Through Certificates (MS Loveland/American International Obligated Group)[1]	6.000	[7]	11/01/2033	1,570,031
3,000,000	CO Murphy Creek Metropolitan District No. 3[3]	6.000		12/01/2026	1,478,640
10,060,000	CO Murphy Creek Metropolitan District No. 3[3]	6.125		12/01/2035	4,907,067
2,275,000	CO Neu Towne Metropolitan District[3]	7.250		12/01/2034	604,013
1,290,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	1,314,729
1,000,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	993,390
4,500,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	4,265,730
7,855,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	7,047,035
12,585,000	CO Park Valley Water and Sanitation Metropolitan District	6.000	[4]	12/15/2017	5,279,156
1,590,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	1,286,771
307,000	CO Potomac Farms Metropolitan District	7.625		12/01/2023	284,884
1,250,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	1,237,313
935,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	925,510
2,253,000	CO Regency Metropolitan District[3]	5.750		12/01/2036	1,822,632
1,750,000	CO Serenity Ridge Metropolitan District No. 2[3]	7.500		12/01/2034	770,000
500,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	326,545
1,720,000	CO Sorrell Ranch Metropolitan District[2]	6.750		12/15/2036	873,846
5,027,000	CO Sorrell Ranch Metropolitan District	5.750		12/01/2036	4,156,223
1,280,000	CO Stoneridge Metropolitan District[1]	5.625		12/01/2036	1,282,547
8,000,000	CO Talon Pointe Metropolitan District[2]	8.000		12/01/2039	1,205,600
655,000	CO Todd Creek Farms Metropolitan District No. 1[2]	6.125		12/01/2019	320,819

8  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$687,000	CO Traditions Metropolitan District No. 2[1]	5.750%		12/01/2036	$642,620
4,390,000	CO Traditions Metropolitan District No. 2 CAB	0.000	[10]	12/15/2037	4,350,007
2,500,000	CO Wheatlands Metropolitan District[1]	6.125		12/01/2035	2,106,925
500,000	CO Wheatlands Metropolitan District[1]	6.000		12/01/2025	455,175
4,000,000	CO Wheatlands Metropolitan District No. 2	8.250		12/15/2035	4,013,760
892,000	CO Wyndham Hill Metropolitan District[1]	6.375		12/01/2035	818,294
500,000	CO Wyndham Hill Metropolitan District[1]	6.250		12/01/2025	472,345
17,610,000	Colorado Springs, CO Urban Renewal (University Village Colorado)	7.000		12/01/2029	11,509,720
35,200,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.750		10/01/2032	35,654,784
42,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.250		10/01/2032	42,464,835
950,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.000		12/01/2030	995,809
1,700,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.375		12/01/2035	1,772,590
675,000	Eagle County, CO Airport Terminal Corp.[1]	5.250		05/01/2020	694,953
200,000	Harvest Junction, CO Metropolitan District	5.200		12/01/2032	204,648
500,000	Harvest Junction, CO Metropolitan District	5.000		12/01/2030	508,180
500,000	Harvest Junction, CO Metropolitan District	5.375		12/01/2037	510,660
745,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	803,587
295,000	Tallyns Reach CO Metropolitan District No. 3	5.000		12/01/2033	295,266
685,000	Tallyns Reach CO Metropolitan District No. 3	5.125		11/01/2038	681,842
20,183,519	Woodmen Heights, CO Metropolitan District No. 1	0.000	[10]	12/15/2041	8,809,904
5,522,763	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	4,956,459

					234,373,155
Connecticut—0.1%
470,000	Georgetown, CT Special Taxing District[2]	5.125		10/01/2036	183,056
10,098,954	Mashantucket Western Pequot Tribe CT	4.000		07/01/2031	6,463,128

					6,646,184
Delaware—0.1%
1,300,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	1,222,975
6,806,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450		07/01/2036	5,373,065

					6,596,040
District of Columbia—2.4%
10,000,000	District of Columbia (Howard University)[1]	6.250		10/01/2032	11,052,100
25,610,000	District of Columbia (Howard University)[1]	6.500		10/01/2041	28,344,892
5,000,000	District of Columbia (National Public Radio)[5]	5.000		04/01/2035	5,292,150
3,200,000	District of Columbia Center for Strategic & International Studies[1]	6.375		03/01/2031	3,305,056
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.625		03/01/2041	2,082,100

9  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
District of Columbia (Continued)
$50,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250%		05/15/2024	$49,995
32,680,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	32,676,405
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.897	[4]	06/15/2055	10,125,005
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.250	[4]	06/15/2055	6,730,900
38,630,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road-Metrorail)[1]	0.000	[10]	10/01/2044	33,268,156

					132,926,759
Florida—11.4%
300,000	Aberdeen, FL Community Devel. District[2]	5.500		11/01/2011	152,283
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2046	1,151,270
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2042	1,153,580
750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2032	879,450
8,000,000	Alachua County, FL Industrial Devel. Revenue (North Florida Retirement Village)	5.875		11/15/2042	7,534,320
4,770,000	Amelia Concourse, FL Community Devel. District[2]	5.750		05/01/2038	1,842,412
145,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250		05/01/2016	141,858
13,820,000	Arlington Ridge, FL Community Devel. District[3]	5.500		05/01/2036	5,414,538
1,045,000	Avignon Villages, FL Community Devel. District[2]	5.300		05/01/2014	208,781
755,000	Avignon Villages, FL Community Devel. District[2]	5.400		05/01/2037	150,841
14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500		02/01/2030	10,913,579
225,000	Bayshore, FL Hsg. Corp.[2]	8.000		12/01/2016	69,932
3,630,000	Baywinds, FL Community Devel. District	7.020		05/01/2022	3,085,355
9,630,000	Baywinds, FL Community Devel. District	5.250		05/01/2037	7,966,417
7,555,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	6.000		10/01/2042	6,949,089
10,000,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.375		05/01/2034	9,999,900
6,425,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.500		05/01/2034	6,425,578
3,715,000	Boynton Village, FL Community Devel. District Special Assessment	6.000		05/01/2038	3,456,770
300,000	Broward County, FL HFA (Single Family)	5.000		10/01/2039	300,729
5,845,000	Buckeye Park, FL Community Devel. District[2]	7.875		05/01/2038	2,592,374
725,000	Cascades, FL Groveland Community Devel. District[1]	5.300		05/01/2036	702,220
25,480,000	CFM, FL Community Devel. District, Series A2	6.250		05/01/2035	10,822,375
8,695,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.500		05/01/2038	5,171,786
26,530,000	Clearwater Cay, FL Community Devel. District[2]	5.500		05/01/2037	9,994,912
16,095,000	Concord Stations, FL Community Devel. District[1]	5.300		05/01/2035	13,305,415

10  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$1,690,000	Creekside, FL Community Devel. District[2]	5.200%	05/01/2038	$761,514
1,255,000	Crosscreek, FL Community Devel. District[2]	5.600	05/01/2039	534,894
2,625,000	Crosscreek, FL Community Devel. District[2]	5.500	05/01/2017	1,117,699
8,700,000	Cypress Creek of Hillsborough County, FL Community Devel. District	5.350	05/01/2037	7,216,998
55,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	55,019
65,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	65,176
1,300,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	1,299,324
7,745,000	Deer Run, FL Community Devel. District Special Assessment[2]	7.625	05/01/2039	3,836,331
1,940,000	Durbin Crossing, FL Community Devel. District Special Assessment[2]	5.250	11/01/2015	1,816,965
2,250,000	East Homestead, FL Community Devel. District[1]	5.375	05/01/2036	2,081,002
900,000	East Homestead, FL Community Devel. District	5.000	11/01/2033	836,406
940,000	FL Capital Trust Agency (American Opportunity)[2]	7.250	06/01/2038	5,048
685,000	FL Capital Trust Agency (American Opportunity)[2]	8.250	06/01/2038	5,494
2,000,000	FL Capital Trust Agency (American Opportunity)[2]	5.875	06/01/2038	1,139,400
3,085,000	FL Capital Trust Agency (American Opportunity)[2]	5.750	06/01/2023	1,757,524
12,500,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	8.260	07/15/2038	7,125,625
6,718,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	7.000	07/15/2032	3,829,596
1,750,000	FL Capital Trust Agency (Miami Community Charter School)	7.000	10/15/2040	1,812,230
20,000	FL HFA (Spinnaker Cove Apartments)[1]	6.500	07/01/2036	20,051
95,000	FL HFA (Stoddert Arms Apartments)[1]	6.250	09/01/2026	95,060
4,800,000	FL HFC (Westchase Apartments)	6.610	07/01/2038	3,421,392
25,000	FL HFC (Westwood Apartments)[1]	5.400	02/01/2039	25,012
3,400,000	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	2,536,672
1,500,000	FL Parker Road Community Devel. District[2]	5.350	05/01/2015	1,125,000
1,415,000	FL Parker Road Community Devel. District[3]	5.600	05/01/2038	1,061,250
1,460,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	1,244,635
2,468,132	Forest Creek, FL Community Devel. District	5.450	05/01/2036	2,133,429
1,395,000	Forest Creek, FL Community Devel. District[1]	5.450	05/01/2036	1,389,685
7,660,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)	7.375	03/01/2030	5,311,061
3,135,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1]	5.500	05/01/2038	2,966,023
1,900,000	Harbor Bay, FL Community Devel. District[1]	6.750	05/01/2034	1,906,251
10,315,000	Heritage Bay, FL Community Devel. District[1]	5.500	05/01/2036	10,316,444
16,535,000	Heritage Harbour North, FL Community Devel. District[1]	6.375	05/01/2038	15,761,658
1,910,000	Heritage Plantation, FL Community Devel. District[2]	5.100	11/01/2013	746,237
3,480,000	Heritage Plantation, FL Community Devel. District[3]	5.400	05/01/2037	1,359,636

11  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$930,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A2	5.500%	05/01/2036	$366,504
10,000,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[5]	5.250	11/15/2036	10,768,800
13,500,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[5]	5.125	11/15/2032	14,537,880
4,835,000	Highlands, FL Community Devel. District[2]	5.550	05/01/2036	3,466,260
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)	7.125	04/01/2030	2,009,340
6,900,000	Hillsborough County, FL IDA (Senior Care Group)	6.700	07/01/2021	3,720,480
6,035,000	Hillsborough County, FL IDA (Senior Care Group)	6.750	07/01/2029	3,254,072
10,930,000	Indigo, FL Community Devel. District[3]	5.750	05/01/2036	5,376,904
1,045,000	Keys Cove, FL Community Devel. District[1]	5.875	05/01/2035	1,083,864
1,425,000	Lakeside Landings, FL Devel. District[2]	5.500	05/01/2038	621,300
2,000,000	Lakeside Landings, FL Devel. District[2]	5.250	05/01/2013	872,000
8,325,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	6,241,086
15,715,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1]	5.400	05/01/2037	13,069,694
900,000	Legends Bay, FL Community Devel. District	5.500	05/01/2014	899,766
3,910,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	2,788,534
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)	6.750	09/01/2028	99,990
1,275,000	Liberty County, FL Revenue (Twin Oaks)[2]	8.250	07/01/2028	639,897
1,180,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	711,292
5,000,000	Magnolia Creek, FL Community Devel. District[2]	5.600	05/01/2014	1,724,650
5,360,000	Magnolia Creek, FL Community Devel. District[2]	5.900	05/01/2039	1,849,950
2,805,000	Magnolia West, FL Community Devel. District Special Assessment[2]	5.350	05/01/2037	1,534,924
2,700,000	Main Street, FL Community Devel. District	6.800	05/01/2038	2,662,929
85,000	Miami-Dade County, FL Aviation[1]	5.125	10/01/2035	85,051
50,000,000	Miami-Dade County, FL School Board COP[5]	5.375	02/01/2034	53,302,000
10,000,000	Miami-Dade County, FL School Board COP[5]	5.000	02/01/2027	10,696,200
10,000,000	Miami-Dade County, FL School Board COP[5]	5.250	02/01/2027	10,805,000
1,940,000	Miromar Lakes, FL Community Devel. District	5.375	05/01/2032	1,985,706
17,045,000	Miromar Lakes, FL Community Devel. District[1]	6.875	05/01/2035	17,101,078
12,430,000	Montecito, FL Community Devel. District[2]	5.100	05/01/2013	5,112,583
5,525,000	Montecito, FL Community Devel. District[3]	5.500	05/01/2037	2,276,079
605,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	406,935
5,730,000	Myrtle Creek, FL Improvement District Special Assessment[1]	5.200	05/01/2037	5,723,869
10,590,000	Nassau County, FL (Nassau Care Centers)	6.900	01/01/2038	10,614,357
5,305,000	Naturewalk, FL Community Devel. District[3]	5.300	05/01/2016	2,634,410
6,320,000	Naturewalk, FL Community Devel. District[3]	5.500	05/01/2038	3,142,367
2,005,000	Old Palm, FL Community Devel. District (Palm Beach Gardens)[1]	5.375	05/01/2014	2,005,040
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	751,447
5,000	Orange County, FL HFA (Park Avenue Villas)[1]	5.250	09/01/2031	5,004
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[2]	7.000	07/01/2036	1,125,075

12  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$3,000,000	Palm Beach County, FL Health Facilities Authority (Sinai Residences Boca Raton)[1,14]	7.500%	06/01/2049	$3,203,160
12,835,000	Palm Coast Park, FL Community Devel. District Special Assessment	5.700	05/01/2037	8,533,350
2,500,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	2,484,900
6,195,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.125	05/01/2039	6,292,200
1,565,000	Palm River, FL Community Devel. District[2]	5.375	05/01/2036	616,798
1,850,000	Palm River, FL Community Devel. District[2]	5.150	05/01/2013	727,993
1,495,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,281,798
5,865,000	Pine Ridge Plantation, FL Community Devel. District	5.400	05/01/2037	4,736,633
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	7.125	09/15/2041	2,363,670
4,600,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	4,032,544
25,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.200	03/01/2037	25,060
1,805,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	1,746,049
975,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	885,534
10,100,000	Portico, FL Community Devel. District	5.450	05/01/2037	6,754,173
3,005,000	Portofino Cove, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	1,178,621
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[2]	5.600	05/01/2036	1,719,713
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.200	05/01/2017	391,880
1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.400	05/01/2038	766,751
2,470,000	Portofino Vista, FL Community Devel. District[2]	5.000	05/01/2013	967,277
2,740,000	Quarry, FL Community Devel. District[1]	5.500	05/01/2036	2,577,025
435,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	356,656
3,070,000	Reunion East, FL Community Devel. District[3]	7.375	05/01/2033	2,136,413
6,930,000	Reunion East, FL Community Devel. District	7.375	05/01/2033	7,036,237
7,200,000	Reunion East, FL Community Devel. District[3]	5.800	05/01/2036	5,010,480
4,910,000	Ridgewood Trails, FL Community Devel. District[3]	5.650	05/01/2038	2,370,646
5,150,000	River Bend, FL Community Devel. District[2]	7.125	11/01/2015	659,715
8,425,000	River Bend, FL Community Devel. District	5.450	05/01/2035	6,825,177
7,890,000	River Glen, FL Community Devel. District Special Assessment[2]	5.450	05/01/2038	3,121,757
2,510,000	Rolling Hills, FL Community Devel. District[3]	5.125	11/01/2013	979,101
7,820,000	Rolling Hills, FL Community Devel. District[3]	5.450	05/01/2037	3,052,772
200,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	119,986
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	1,980,749
4,265,000	Seminole County, FL IDA (Progressive Health)[1]	7.500	03/01/2035	4,275,108
14,600,000	South Bay, FL Community Devel. District[2]	5.375	05/01/2013	3,114,326
7,150,000	South Bay, FL Community Devel. District[2]	5.125	11/01/2009	2,751,392

13  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$16,775,000	South Bay, FL Community Devel. District[2]	5.950%		05/01/2036	$6,459,885
4,000,000	South Fork East, FL Community Devel. District	0.000	[10]	05/01/2038	2,667,520
10,320,000	South Fork East, FL Community Devel. District[1]	5.350		05/01/2036	8,948,575
1,005,000	South Fork, FL Community Devel. District Special Assessment[1]	6.150		05/01/2033	1,010,487
2,325,000	St. Johns County, FL IDA (Glenmoor)	1.344	[7]	01/01/2049	1,371,076
860,333	St. Johns County, FL IDA (Glenmoor)[3]	2.500		01/01/2049	9
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000		08/01/2045	3,730,090
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	5.875		08/01/2040	3,726,135
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250		10/01/2041	816,910
2,810,000	St. John’s Forest, FL Community Devel. District, Series A1	6.125		05/01/2034	2,810,646
1,360,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.750		07/01/2046	1,399,658
1,000,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.375		07/01/2036	1,026,720
19,075,000	Tern Bay, FL Community Devel. District[2]	5.375		05/01/2037	4,643,809
16,765,000	Tern Bay, FL Community Devel. District[2]	5.000		05/01/2015	4,078,757
2,570,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000		05/01/2036	2,299,482
4,950,000	Treeline, FL Preservation Community Devel. District[3]	6.800		05/01/2039	2,002,968
650,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.250		05/01/2037	562,023
1,260,000	Two Creeks, FL Community Devel. District	5.250		05/01/2037	1,056,233
9,630,000	Verandah East, FL Community Devel. District[1]	5.400		05/01/2037	7,238,582
7,075,000	Verano Center, FL Community Devel. District[1]	5.375		05/01/2037	6,174,140
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2]	5.550		05/01/2039	562,672
8,340,000	Villages of Westport, FL Community Devel. District[3,11]	5.700		05/01/2035	4,176,672
1,955,000	Villages of Westport, FL Community Devel. District[3,11]	5.400		05/01/2020	979,064
4,395,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.125		05/01/2013	1,289,537
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.500		05/01/2037	984,063
3,500,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.125		11/01/2014	3,260,005
2,260,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375		05/01/2039	1,479,102
3,190,000	Waterlefe, FL Community Devel. District Golf Course[2]	8.125		10/01/2025	222,311
139,000	Waters Edge, FL Community Devel. District	5.350		05/01/2039	135,816
8,090,000	Waters Edge, FL Community Devel. District	0.000	[10]	05/01/2039	5,003,180
14,800,000	Waterstone, FL Community Devel. District[2]	5.500		05/01/2018	5,864,204
2,300,000	West Villages, FL Improvement District[2]	5.350		05/01/2015	1,765,756
20,600,000	West Villages, FL Improvement District[3]	5.500		05/01/2038	12,252,880
18,550,000	West Villages, FL Improvement District[2]	5.800		05/01/2036	11,033,540
14,925,000	Westridge, FL Community Devel. District[2]	5.800		05/01/2037	5,615,531

14  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$17,340,000	Westside, FL Community Devel. District[2]	7.200%	05/01/2038	$7,183,095
11,210,000	Westside, FL Community Devel. District[3]	5.650	05/01/2037	4,590,943
4,340,000	Wyld Palms, FL Community Devel. District[2]	5.500	05/01/2038	1,325,827
7,420,000	Wyld Palms, FL Community Devel. District[2]	5.400	05/01/2015	2,264,658
2,665,000	Zephyr Ridge, FL Community Devel. District[2]	5.625	05/01/2037	1,049,397
3,830,000	Zephyr Ridge, FL Community Devel. District[2]	5.250	05/01/2013	1,505,994

				632,817,418
Georgia—1.3%
910,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2014	855,446
745,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	877,036
4,200,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	4,944,366
385,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	385,743
10,625,000	Franklin County, GA Industrial Building Authority (Emmanuel College)	6.250	11/01/2043	9,897,825
1,380,000	Franklin County, GA Industrial Building Authority (Emmanuel College)	6.000	11/01/2032	1,292,273
1,435,000	Franklin County, GA Industrial Building Authority (Emmanuel College)	5.750	11/01/2025	1,374,486
31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[5]	5.000	06/15/2029	34,775,893
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[5]	5.250	06/15/2037	14,831,004
1,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.125	07/01/2042	916,810
2,000,000	Marietta, GA Devel. Authority (University Facilities)[1]	7.000	06/15/2039	2,025,660
				72,176,542
Hawaii—0.3%
930,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific University)	6.250	07/01/2027	962,689
3,535,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific University)	6.875	07/01/2043	3,686,404
1,585,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific University)	6.625	07/01/2033	1,654,201
5,340,000	HI Dept. of Transportation (Continental Airlines)	7.000	06/01/2020	5,345,180
400,000	HI Dept. of Transportation (Continental Airlines)	5.625	11/15/2027	400,012
25,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.375	07/01/2032	25,038
2,775,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.300	07/01/2022	2,780,994
				14,854,518
Idaho—0.0%
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.350	01/01/2025	5,012

15  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Idaho (Continued)
$1,700,000	Nampa, ID Local Improvement District No. 148	6.625%		09/01/2030	$1,740,409

					1,745,421
Illinois—6.5%
800,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625		01/01/2018	735,264
3,800,000	Bolingbrook, IL Will and Du Page Counties Wastewater Facilities (Crossroads Treatment)[1]	6.600		01/01/2035	3,428,322
10,000,000	Bridgeview, IL GO1	5.000		12/01/2042	10,037,700
30,685,000	Caseyville, IL Tax (Forest Lakes)[3]	7.000		12/30/2022	1,411,510
32,500,000	Chicago, IL GO5	5.250		01/01/2033	32,989,775
650,000	Chicago, IL Midway Airport, Series A1	5.125		01/01/2035	650,214
65,000	Chicago, IL Midway Airport, Series B1	5.625		01/01/2029	65,274
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)[1]	6.125		02/20/2042	35,041
10,032,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500		03/01/2017	3,016,622
1,120,000	Country Club Hills, IL GO1	5.000		12/01/2030	1,134,426
1,175,000	Country Club Hills, IL GO1	5.000		12/01/2031	1,189,746
2,425,000	Country Club Hills, IL GO1	5.000		12/01/2032	2,451,432
965,000	Country Club Hills, IL GO1	5.000		12/01/2027	979,340
915,000	Country Club Hills, IL GO1	5.000		12/01/2026	928,899
1,060,000	Country Club Hills, IL GO1	5.000		12/01/2029	1,074,352
1,010,000	Country Club Hills, IL GO1	5.000		12/01/2028	1,024,342
661,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000		10/01/2042	564,844
355,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000	[4]	10/01/2031	84,529
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625		03/01/2036	1,003,990
1,585,000	Franklin Park, IL GO1	6.250		07/01/2030	1,793,142
3,750,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[2]	5.375		03/01/2016	1,295,025
6,165,000	Harvey, IL GO	5.500		12/01/2027	4,873,494
2,500,000	Harvey, IL GO	5.625		12/01/2032	1,859,450
10,775,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)[1]	6.500		12/01/2037	10,671,668
685,000	IL Finance Authority (Advocate Health Care)[1]	5.375		04/01/2044	732,813
11,000,000	IL Finance Authority (Advocate Health Care)[5]	5.375		04/01/2044	11,767,800
41,175,000	IL Finance Authority (Advocate Health Care)[5]	5.375		04/01/2044	44,048,973
20,000,000	IL Finance Authority (Advocate Health Care)[5]	5.500		04/01/2044	22,511,800
3,195,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.375		09/01/2035	3,109,757
145,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel. Center Obligated Group)[1]	4.625		07/01/2027	113,925
5,000,000	IL Finance Authority (Central Dupage Health System/Central Dupage Hospital Assoc.)[5]	5.375		11/01/2039	5,307,400
12,500,000	IL Finance Authority (Central Dupage Health)[5]	5.500		11/01/2039	13,894,125
5,735,000	IL Finance Authority (DeKalb Supportive Living)[1]	6.100		12/01/2041	5,139,707
1,800,000	IL Finance Authority (Franciscan Communities)	5.125		05/15/2043	1,658,646
2,250,000	IL Finance Authority (Franciscan Communities)[1]	5.500		05/15/2027	2,268,067

16  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$1,500,000	IL Finance Authority (Franciscan Communities)	5.250%	05/15/2047	$1,393,740
2,030,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.625	02/15/2037	1,887,758
1,000,000	IL Finance Authority (Lake Forest College)	6.000	10/01/2048	1,043,190
3,000,000	IL Finance Authority (LH&S/LH&SFTA/LHFTA Obligated Group)	5.625	05/15/2042	2,894,430
850,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2026	859,766
1,500,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2039	1,456,185
3,640,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.125	08/15/2028	3,435,250
3,265,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.000	08/15/2024	3,168,911
21,000,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	26,074,440
1,090,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250	11/01/2030	1,307,117
11,970,000	IL Finance Authority (St. Anthony Lassing)	6.500	12/01/2032	11,791,647
1,500,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2040	1,524,945
5,775,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2046	5,856,889
2,850,000	IL Finance Authority (Uno Charter School Network)[1]	7.125	10/01/2041	3,242,702
8,700,000	IL Health Facilities Authority[3]	6.900	11/15/2033	6,764,250
7,140,000	Lake County, IL Special Service Area No. 8[2]	7.125	03/01/2037	3,499,100
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	7.125	01/01/2036	7,574,652
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	6.125	03/01/2040	780,000
2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	5.750	03/01/2022	575,250
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[2]	5.750	03/01/2022	346,710
3,500,000	Plano, IL Special Service Area No. 5[2]	6.000	03/01/2036	2,415,455
4,595,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)[1]	6.000	12/01/2041	4,113,444
5,895,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375	08/01/2040	4,631,643
162	Robbins, IL Res Rec (Robbins Res Rec Partners)[1]	7.250	10/15/2024	157
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)	6.625	06/01/2037	2,505,675
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	1,187,490
13,655,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	11,110,664
5,340,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	4,274,189
15,230,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)	8.250	12/01/2019	10,837,059

17  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Illinois (Continued)
$12,795,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)	6.500%		12/01/2032	$12,604,355
7,960,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)[1]	6.100		12/01/2041	7,223,859
3,025,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250		12/30/2026	3,043,362
3,035,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750		03/01/2036	3,053,696
5,500,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450		03/01/2034	5,268,340
2,000,000	Will-Kankakee, IL Regional Devel. Authority (Senior Estates Supportive Living)[1]	7.000		12/01/2042	2,021,860
6,315,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875		03/01/2036	6,352,259

					359,971,853
Indiana—1.5%
1,145,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)	9.000		12/01/2045	1,166,938
960,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[1]	8.000		12/01/2045	983,991
13,660,000	Bluffton, IN Solid Waste Disposal Facility (Bluffton Subordinate Industrial Bio-Energy)	7.500		09/01/2019	12,390,166
4,300,000	Carmel, IN Redevel. District COP[1]	6.500		07/15/2035	4,563,762
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	6.375		08/01/2029	5,812,605
1,475,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	5.500		09/01/2028	1,488,437
25,000	Fort Wayne, IN Pollution Control (General Motors Corp.)[2]	6.200		10/15/2025	—
1,000,000	Hammond, IN Local Public Improvement District[1]	6.750		08/15/2035	1,016,960
600,000	Hammond, IN Local Public Improvement District[1]	6.500		08/15/2030	609,450
1,675,000	IN Finance Authority (BHI Senior Living)[1]	5.500		11/15/2031	1,776,689
2,850,000	IN Finance Authority (BHI Senior Living)[1]	5.750		11/15/2041	3,026,957
11,505,000	IN Finance Authority (Marian University)[1]	6.375		09/15/2041	11,997,989
925,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000		07/01/2039	950,206
550,000	Indianapolis, IN Pollution Control (General Motors Corp.)[2]	5.625		04/01/2049	6
9,104,030	North Manchester, IN Economic Devel. (Peabody Retirement Community)	5.130	[7]	12/01/2045	6,957,482
7,839,582	North Manchester, IN Economic Devel. (Peabody Retirement Community)[3]	1.000		12/01/2045	78
6,655,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500		07/01/2022	7,063,151
230,000	St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)[1]	5.550		05/15/2019	230,283
4,735,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250		01/01/2024	2,905,112
18,815,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	9.250		07/01/2020	14,542,866

18  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Indiana (Continued)
$4,500,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	14.000%		07/01/2020	$3,551,085

					81,034,213
Iowa—0.9%
190,000	IA Finance Authority (Amity Fellowserve)	5.900		10/01/2016	199,874
940,000	IA Finance Authority (Amity Fellowserve)	6.375		10/01/2026	962,551
2,190,000	IA Finance Authority (Amity Fellowserve)	6.500		10/01/2036	2,214,506
715,000	IA Finance Authority (Amity Fellowserve)[1]	6.000		10/01/2028	715,043
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[2]	5.900		12/01/2028	522,116
1,000,000	IA Finance Authority Senior Hsg. (Bethany Manor)[1]	5.550		11/01/2041	975,630
1,075,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375		06/01/2025	936,519
360,990,000	IA Tobacco Settlement Authority	7.125	[4]	06/01/2046	9,165,536
27,000,000	IA Tobacco Settlement Authority	5.500		06/01/2042	22,967,010
15,000,000	IA Tobacco Settlement Authority (TASC)	5.625		06/01/2046	12,854,850
					51,513,635
Kansas—0.1%
770,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)[1]	7.950		10/15/2035	758,288
15,000	Olathe, KS Senior Living Facility (Catholic Care Campus)[1]	6.000		11/15/2038	15,117
3,954,058	Olathe, KS Tax Increment (Gateway)[3]	5.000		03/01/2026	2,025,862
					2,799,267
Kentucky—0.4%
2,160,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)	6.750		03/01/2029	2,160,086
14,000,000	KY EDFA (Baptist Healthcare System)[5]	5.375		08/15/2024	15,674,400
1,000,000	KY EDFA (Masonic Home Independent Living II)[1]	7.375		05/15/2046	1,101,730
1,250,000	KY EDFA (Masonic Home Independent Living II)[1]	7.250		05/15/2041	1,370,900
					20,307,116
Louisiana—0.4%
20,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600		11/01/2022	20,052
1,200,000	Juban Park, LA Community Devel. District Special Assessment[2]	5.150		10/01/2014	276,720
3,390,000	LA CDA (Eunice Student Hsg. Foundation)	7.375		09/01/2033	2,943,164
11,415,000	LA HFA (La Chateau)[1]	7.250		09/01/2039	11,776,285
810,000	LA Local Government EF&CD Authority (Cypress Apartments)[1]	8.000		04/20/2028	780,403
380,000	LA Local Government EF&CD Authority (Sharlo Apartments)	8.000		06/20/2028	246,916
5,350,000	LA Public Facilities Authority (Progressive Healthcare)	6.375		10/01/2028	4,508,659
555,000	LA Public Facilities Authority (Progressive Healthcare)	6.375		10/01/2020	498,523
7,400,000	Lakeshore Villages, LA Master Community Devel. District[3]	5.250		07/01/2017	2,925,220

19  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Louisiana (Continued)
$60,000	New Orleans, LA Sewage Service[1]	5.400%		06/01/2017	$60,180

					24,036,122
Maine—0.4%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750		07/01/2041	2,165,960
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)	6.625		07/01/2020	4,813,728
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)	6.875		10/01/2026	12,300,078

					19,279,766
Maryland—0.1%
6,636,000	Brunswick, MD Special Obligation (Brunswick Crossing)[1]	5.500		07/01/2036	6,555,903
2,250,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[2]	5.250		01/01/2037	818,168

					7,374,071
Massachusetts—1.8%
2,630,000	MA Devel. Finance Agency (Eastern Nazarene College)[1]	5.625		04/01/2029	2,631,341
6,905,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2041	7,237,821
321,825	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	231,328
1,600,702	MA Devel. Finance Agency (Linden Ponds)	0.965	[4]	11/15/2056	7,507
6,062,305	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	4,945,204
685,000	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2018	672,574
236,453	MA Devel. Finance Agency (Northern Berkshire Healthcare)[3]	3.184	[4]	02/15/2043	3
448,200	MA Devel. Finance Agency (Northern Berkshire Healthcare)[3]	35.007	[4]	02/15/2043	5
362,228	MA Devel. Finance Agency (Northern Berkshire Healthcare)[2]	6.000		02/15/2043	144,891
1,000,000	MA Devel. Finance Agency (VOA Concord)[1]	5.200		11/01/2041	869,030
15,150,000	MA Educational Financing Authority, Series H5	6.350		01/01/2030	16,374,743
25,000	MA H&EFA (Holyoke Hospital)[1]	6.500		07/01/2015	24,867
28,350,000	MA HFA, Series A5	5.250		07/01/2025	28,382,792
9,980,000	MA HFA, Series A5	5.300		06/01/2049	10,095,388
17,790,000	MA HFA, Series C5	5.350		12/01/2042	18,168,571
8,015,000	MA HFA, Series C5	5.400		12/01/2049	8,088,444
50,000	MA Port Authority (Delta Air Lines)[1]	5.000		01/01/2027	49,378

					97,923,887
Michigan—2.9%
1,720,000	Detroit, MI City School District	5.000		05/01/2031	1,793,100
2,900,000	Detroit, MI City School District	5.000		05/01/2028	3,083,657
10,100,000	Detroit, MI City School District[5]	6.000		05/01/2029	11,045,057
1,330,000	Detroit, MI GO	5.250		04/01/2022	1,195,550
350,000	Detroit, MI GO	5.250		04/01/2017	337,099
250,000	Detroit, MI GO1	5.250		11/01/2035	257,415
5,850,000	Detroit, MI GO	5.000		04/01/2021	5,341,869
1,000,000	Detroit, MI GO	5.250		04/01/2020	741,910
40,000	Detroit, MI GO1	5.375		04/01/2015	39,668

20  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Michigan (Continued)
$2,210,000	Detroit, MI GO	5.250%		04/01/2021	$1,638,251
2,260,000	Detroit, MI GO	5.250		04/01/2020	2,103,337
100,000	Detroit, MI GO	5.250		04/01/2023	68,579
1,540,000	Detroit, MI Local Devel. Finance Authority	6.850		05/01/2021	1,539,908
2,715,000	Detroit, MI Local Devel. Finance Authority	6.700		05/01/2021	2,714,973
270,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)	5.375		05/01/2018	264,730
100,000	Detroit, MI Water Supply System[1]	5.000		07/01/2034	96,664
80,000	Detroit, MI Water Supply System[1]	5.000		07/01/2034	77,331
500,000	Kalamazoo, MI EDC (Heritage Community)	5.500		05/15/2036	464,455
430,000	Macomb, MI Public Academy[1]	6.750		05/01/2037	428,258
1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	1,315,398
13,320,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[5]	5.000		08/01/2035	13,476,244
2,590,000	MI Hospital Finance Authority (Oakwood Obligated Group)[1]	5.000		07/15/2037	2,622,712
840,000	MI Public Educational Facilities Authority (American Montessori)	6.500		12/01/2037	795,472
1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,302,448
1,299,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	1,317,965
3,200,000	MI Strategic Fund Solid Waste (Genesee Power Station)	7.500		01/01/2021	3,199,392
429,990,000	MI Tobacco Settlement Finance Authority	7.294	[4]	06/01/2052	5,460,873
3,048,780,000	MI Tobacco Settlement Finance Authority	8.877	[4]	06/01/2058	15,335,363
1,625,000	Pontiac, MI City School District	4.500		05/01/2020	1,389,277
1,500,000	Star International Academy, MI (Public School Academy)	5.000		03/01/2033	1,438,065
52,930,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[5]	5.000		12/01/2029	55,618,801
10,000,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[5]	5.000		12/01/2034	10,109,755
14,025,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)	6.000		12/01/2029	14,051,086

					160,664,662
Minnesota—0.8%
3,000,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700		07/01/2042	2,417,340
2,830,000	Eveleth, MN Multifamily (Manor House Woodland)	5.700		10/01/2036	2,165,912
1,510,000	Eveleth, MN Multifamily (Manor House Woodland)	5.500		10/01/2025	1,259,506
1,000,000	Falcon Heights, MN (Kaleidoscope Charter School)[1]	6.000		11/01/2037	1,003,120
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850		12/01/2029	6,388,218
14,680,000	Lamberton, MN Solid Waste (Highwater Ethanol)	8.500		12/01/2022	10,821,656

21  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Minnesota (Continued)
$5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.500%		04/01/2042	$4,459,274
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.400		04/01/2028	657,752
1,000,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.700		02/01/2029	924,980
500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500		02/01/2022	492,700
2,100,000	Northwest MN Multi-County Hsg. & Redevel. Authority	5.450		07/01/2041	1,953,882
500,000	Pine City, MN Health Care & Hsg. (North Branch)[1]	6.125		10/20/2047	500,135
700,000	Richfield, MN Senior Hsg. (Richfield Senior Hsg.)	6.625		12/01/2039	696,703
790,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625		02/01/2031	796,186
830,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375		08/01/2021	853,946
1,605,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[1]	7.000		09/15/2037	1,604,984
1,745,994	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)[1]	5.630		10/01/2033	1,758,862
2,837,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250		03/01/2029	2,872,292
400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	5.750		09/01/2026	404,356
650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000		09/01/2036	656,194
2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)	5.500		09/01/2043	2,262,012
700,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000		03/01/2030	707,700
498,132	St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)[2]	8.000		12/01/2027	117,778
880,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)	6.000		02/01/2019	793,065

					46,568,553
Mississippi—0.3%
2,540,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750		12/01/2024	2,801,214
30,000	MS Business Finance Corp. (Gulf Power Company)	6.000	[7]	02/01/2026	30,073
3,885,000	MS Business Finance Corp. (Intrinergy Wiggins)	8.000		01/01/2023	3,522,607
1,755,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.375		10/01/2028	1,864,231
1,395,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.250		10/01/2027	1,478,630
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[2]	7.500		10/01/2042	3,953,169

					13,649,924
Missouri—1.5%
400,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625		03/01/2025	401,212
250,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.500		03/01/2020	255,895
730,000	Branson Hills, MO Infrastructure Facilities	5.500		04/01/2022	422,882
750,000	Branson Hills, MO Infrastructure Facilities	5.500		04/01/2027	408,742

22  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Missouri (Continued)
$500,000	Branson Hills, MO Infrastructure Facilities	5.000%	04/01/2017	$370,770
500,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2016	354,775
4,900,000	Branson, MO Commerce Park Community Improvement District[3]	5.750	06/01/2026	1,716,470
2,485,000	Branson, MO IDA (Branson Hills Redevel.)	5.750	05/01/2026	2,480,105
13,000,000	Branson, MO IDA (Branson Hills Redevel.)	7.050	05/01/2027	13,050,570
2,470,000	Branson, MO IDA (Branson Landing)	5.500	06/01/2029	2,205,537
1,335,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	1,303,000
22,700,000	Branson, MO IDA (Branson Shoppe Redevel.)[1]	5.950	11/01/2029	22,845,280
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	6.125	12/01/2036	463,421
1,100,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	945,857
1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	1,173,338
1,250,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[1]	5.000	11/01/2023	1,237,863
500,000	Kansas City, MO IDA (Plaza Library)[1]	5.900	03/01/2024	500,470
1,257,000	Kansas City, MO IDA (West Paseo)[1]	6.750	07/01/2036	1,197,984
1,400,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	6.500	06/01/2025	1,417,024
750,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750	03/01/2029	730,748
1,300,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500	03/01/2021	1,327,612
2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)	6.000	05/01/2042	2,802,772
2,365,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875	10/01/2029	2,384,133
2,915,000	MO Dardenne Town Square Transportation Devel. District[3]	5.000	05/01/2026	1,441,059
3,825,000	MO Dardenne Town Square Transportation Devel. District[3]	5.000	05/01/2036	1,481,269
2,405,000	MO Enright Arlington Community Improvement District[2]	5.400	03/01/2026	1,588,983
1,485,000	MO Good Shepard Nursing Home District[1]	5.900	08/15/2023	1,485,282
225,000	MO Grindstone Plaza Transportation Devel. District	5.250	10/01/2021	210,217
400,000	MO Grindstone Plaza Transportation Devel. District	5.400	10/01/2026	340,492
115,000	MO Grindstone Plaza Transportation Devel. District	5.550	10/01/2036	89,891
734,000	Northwoods, MO Transportation Devel. District	5.850	02/01/2031	639,006
4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)	8.000	04/27/2033	2,032,192
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000	08/21/2026	1,460,121
2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	1,240,293
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[3]	6.000	08/21/2026	753,590
3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[2]	6.300	04/01/2027	1,377,505
1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	966,294
2,367,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	2,047,431

23  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Missouri (Continued)
$1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500%		09/02/2028	$656,590
975,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.750		04/01/2027	482,937
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.700		04/01/2022	923,772
1,185,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500		10/01/2029	1,269,514

					80,482,898
Montana—0.1%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	0.000	[10]	09/01/2031	4,692,449
1,650,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.125		05/15/2036	1,668,975
1,125,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	1,149,941

					7,511,365
Nebraska—0.7%
1,000,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)[1]	6.625		12/01/2021	966,470
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[5]	5.750		11/01/2048	22,412,440
1,250,000	Mead Village, NE Tax Increment (Mead Biofuels)[2]	5.750		01/01/2022	375,900
2,400,000	NE Educational Facilities Authority (Midland Lutheran College)	5.600		09/15/2029	2,086,440
6,960,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750		10/01/2020	7,259,489
45,745,000	Saunders County, NE Individual Devel. (Mead Biofuels)[2]	7.000		12/01/2026	5,031,950

					38,132,689
Nevada—0.1%
770,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	616,508
1,000,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	874,320
445,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.500		08/01/2025	375,994
120,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.400		08/01/2020	111,205
1,725,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150		08/01/2037	1,685,722

					3,663,749
New Hampshire—0.1%
1,780,000	NH Business Finance Authority (Air Cargo at Pease)[3]	6.750		04/01/2024	934,981
1,465,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875		10/01/2039	1,545,941
4,620,000	NH H&EFA (Franklin Pierce College)	6.050		10/01/2034	3,963,636

24  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Hampshire (Continued)
$515,000	NH HE&HFA (Franklin Pierce College)	5.300%		10/01/2028	$423,253

					6,867,811
New Jersey—6.3%
3,750,000	NJ EDA (Continental Airlines)	5.625		11/15/2030	3,869,588
7,250,000	NJ EDA (Continental Airlines)	5.625		11/15/2030	7,481,203
200,000	NJ EDA (Continental Airlines)	4.875		09/15/2019	203,392
865,164	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750		03/01/2021	9
7,490,000	NJ EDA (Engel Burman at Woodcliff Lake)[1]	8.000		05/01/2044	8,049,054
7,505,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	8,065,173
7,505,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	8,065,173
11,000,000	NJ EDA (GMT Realty)	6.875		01/01/2037	11,059,510
1,040,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2014	1,043,370
8,450,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2027	8,451,690
104,055,000	NJ Tobacco Settlement Financing Corp.	5.000		06/01/2041	81,957,880
96,125,000	NJ Tobacco Settlement Financing Corp.[5]	5.000		06/01/2029	82,489,310
8,000,000	NJ Tobacco Settlement Financing Corp.	4.625		06/01/2026	7,073,040
149,120,000	NJ Tobacco Settlement Financing Corp.	4.750		06/01/2034	117,151,654
235,000	Weehawken Township, NJ GO1	6.000		08/01/2025	249,471
260,000	Weehawken Township, NJ GO1	6.000		08/01/2023	280,368
260,000	Weehawken Township, NJ GO1	6.000		08/01/2024	278,034
210,000	Weehawken Township, NJ GO1	6.000		08/01/2022	229,074
210,000	Weehawken Township, NJ GO1	6.000		08/01/2021	232,121

					346,229,114
New Mexico—0.2%
182,000	Dona Ana County, NM Multifamily (Montana Meadows Apartments)	8.500		12/01/2015	182,118
500,000	Mariposa East, NM Public Improvement District[2]	5.750		09/01/2021	410,330
775,000	Mariposa East, NM Public Improvement District[2]	5.500		09/01/2016	650,520
875,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	895,921
2,750,000	NM Hospital Equipment Loan Council (Gerald Champion Memorial Hospital)	5.500		07/01/2042	2,374,350
146,000	NM Regional Hsg. Authority (Wildewood Apartments)[1]	8.750		12/01/2020	146,022
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,856,547
4,560,000	Saltillo, NM Improvement District[1]	7.625		10/01/2037	4,619,006
1,000,000	Ventana West, NM Public Improvement District Special Levy[1]	6.875		08/01/2033	1,002,080

					12,136,894
New York—8.1%
3,000,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2035	450,180
14,980,000	Brookhaven, NY IDA (BK at Lake Grove)[1,14]	7.750	[7]	11/01/2046	15,712,372
15,015,000	Brookhaven, NY IDA (BK at Lake Grove)[1,14]	7.750	[7]	11/01/2046	15,770,405
10,000,000	Brookhaven, NY IDA (BK at Lake Grove)[1]	7.750	[7]	11/01/2046	10,488,900
1,680,000	Dutchess County, NY IDA (St. Francis Hospital)	7.500		03/01/2029	1,528,632

25  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	6.656%[4]		06/01/2055	$152,397
1,000,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	787,000
9,345,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[7]	11/01/2045	8,752,434
5,705,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[7]	11/01/2045	5,876,321
14,060,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[7]	11/01/2045	13,168,456
1,500,000	Islip, NY IDA (Engel Burman at Sayville)[1]	7.750	[7]	11/01/2045	1,571,625
1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2030	1,112,210
2,800,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2043	1,476,720
7,120,000	Nassau County, NY IDA (Amsterdam at Harborside)[3]	4.250	[7]	01/01/2028	3,560,000
1,000,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2027	527,400
2,695,000	Nassau County, NY Tobacco Settlement Corp.	5.125		06/01/2046	1,963,308
2,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.000		06/01/2035	1,527,180
412,100,000	NY Counties Tobacco Trust V	7.151	[4]	06/01/2060	1,677,247
500,000,000	NY Counties Tobacco Trust V	7.836	[4]	06/01/2060	1,975,000
37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[5,6]	5.125		01/15/2044	39,314,746
900,000	NY MTA, Series D	5.250		11/15/2029	1,031,139
560,000	NY MTA, Series D	5.250		11/15/2028	646,027
485,000	NY MTA, Series D	5.250		11/15/2027	563,274
900,000	NY MTA, Series D	5.250		11/15/2032	1,013,976
900,000	NY MTA, Series D	5.250		11/15/2033	1,008,585
900,000	NY MTA, Series D	5.250		11/15/2030	1,025,640
900,000	NY MTA, Series D	5.250		11/15/2031	1,019,394
1,500,000	NY TSASC, Inc. (TFABs)	5.125		06/01/2042	1,207,965
8,765,000	NY/NJ Port Authority Austin Trust Inverse Certificates[1]	7.907	[12]	04/01/2036	9,260,047
59,000,000	NYC IDA (American Airlines)[1]	7.625		08/01/2025	64,823,300
14,200,000	NYC IDA (American Airlines)[1]	8.000		08/01/2028	15,715,850
44,500,000	NYC IDA (American Airlines)[1]	7.750		08/01/2031	49,011,410
2,995,000	NYC IDA (American Airlines)[1]	8.500		08/01/2028	3,172,424
19,550,000	NYC IDA (British Airways)[1]	7.625		12/01/2032	19,650,096
8,630,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200		10/01/2022	8,211,445
5,500,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650		10/01/2028	4,711,740
5,045,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750		10/01/2036	4,107,387
12,955,000	NYC Municipal Water Finance Authority[5]	5.750		06/15/2040	14,852,247
21,400,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	22,631,142
75,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2035	77,738
26,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750		11/15/2051	29,633,650
200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	200,928
3,200,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	3,108,256

26  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$8,385,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000%		06/01/2048	$6,874,107
7,530,000	Westchester County, NY IDA (EBC White Plains)[1]	8.000	[7]	11/01/2043	8,272,232
7,530,000	Westchester County, NY IDA (EBC White Plains)	8.000	[7]	11/01/2043	8,272,232
7,530,000	Westchester County, NY IDA (EBC White Plains)	8.000	[7]	11/01/2043	8,272,232
9,795,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[7]	11/01/2045	9,581,567
9,640,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[7]	11/01/2045	9,429,944
9,640,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[7]	11/01/2045	9,429,944
2,000,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2045	1,606,760
2,600,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200		03/01/2020	2,599,948

					448,415,159
North Carolina—0.3%
12,005,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)	7.750		02/01/2028	12,036,453
1,500,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	1,530,240
1,650,000	NC Medical Care Commission (Whitestone)[1]	7.750		03/01/2031	1,843,562

					15,410,255
North Dakota—0.0%
45,000	Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)[1]	7.000		11/01/2015	44,452
2,505,000	Richland County, ND Hsg. (Birchwood Properties)	6.750		05/01/2029	2,380,627

					2,425,079
Ohio—9.0%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[5]	5.000		06/01/2038	10,457,736
77,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250		06/01/2037	66,372,865
170,705,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2047	140,640,435
18,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375		06/01/2024	15,782,513
2,347,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.504	[4]	06/01/2052	24,995,550
44,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.500		06/01/2047	39,298,490
30,200,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2030	25,302,164
38,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125		06/01/2024	32,941,651
12,937,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000		06/01/2042	10,630,592
20,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750		06/01/2034	16,441,800

27  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$1,280,000	Butler County, OH Hsg. (Anthony Wayne Apartments)[3]	6.500%	09/01/2030	$1,039,514
5,645,000	Butler County, OH Port Authority (Maple Knoll Communities)	7.000	07/01/2043	5,821,237
4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000	11/01/2038	4,578,607
5,000	Cleveland, OH Airport (Continental Airlines)	5.700	12/01/2019	5,001
4,500,000	Cleveland-Cuyahoga County, OH Port Authority (St. Clarence)[1]	6.250	05/01/2038	4,247,100
400,000	Columbus-Franklin County, OH Finance Authority, Series A1	6.000	05/15/2035	401,324
9,840,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	9,840,787
32,500,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/HMCG/HMCJ Obligated Group)	8.000	07/01/2042	35,290,775
7,500,000	Grove City, OH Tax Increment Financing[1]	5.375	12/01/2031	7,584,750
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)[1]	6.250	12/01/2034	1,628,596
629,413	Hickory Chase, OH Community Authority Infrastructure Improvement	7.000	12/01/2038	503,530
125,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	5.750	08/15/2038	132,629
620,000	Lorain County, OH Port Authority (Alumalloy LLC)[1]	6.000	11/15/2025	590,494
10,000,000	Montgomery County, OH (Miami Valley Hospital)[5]	5.750	11/15/2023	11,657,900
7,560,000	OH Higher Education Facility Commission (Ashland University)	6.250	09/01/2024	7,162,798
16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[11]	7.250	08/01/2034	11,584,915
14,000,000	OH Solid Waste Disposal (General Motors Corp.)[2]	6.300	12/01/2032	140
1,815,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	1,569,213
2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	1,985,450
4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)	5.750	12/01/2032	4,069,742
1,955,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	976,425
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)	7.500	12/01/2034	3,503,722

				497,038,445
Oklahoma—0.1%
1,700,000	Ardmore, OK Devel. Authority (Airpark Increment District)[1]	5.750	11/01/2022	1,724,735
1,500,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625	10/01/2037	1,414,230
4,905,000	Grady County, OK Criminal Justice Authority	7.000	11/01/2041	4,579,210

28  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Oklahoma (Continued)
$100,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)[1]	6.500%		09/01/2026	$100,216

					7,818,391
Oregon—0.0%
5,000	Lane County, OR Hsg. Authority & Community Services (Firewood)[1]	6.600		11/01/2015	5,035
795,000	OR Facilities Authority (Concordia University)[1]	6.125		09/01/2030	831,188
15,000	OR GO (Elderly & Disabled Hsg.)[1]	5.300		08/01/2032	15,015
1,300,000	Salem, OR Hospital Finance Authority (Capital Manor)	6.000		05/15/2047	1,347,437
370,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000		01/01/2021	371,225

					2,569,900
Pennsylvania—0.9%
500,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	510,465
1,295,000	Luzerne County, PA IDA[1]	7.500		12/15/2019	1,298,354
9,138,655	Northampton County, PA IDA (Northampton Generating)[1,13]	5.000		12/31/2023	7,901,921
24,937,498	PA EDFA (Bionol Clearfield)[2]	8.500		07/01/2015	1,120,192
1,500,000	PA EDFA (National Gypsum Company)	6.250		11/01/2027	1,500,285
11,500,000	PA Geisinger Authority Health System, Series A5	5.250		06/01/2039	12,299,940
4,000,000	PA HEFA (Shippensburg University)[1]	6.250		10/01/2043	4,357,680
1,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	1,419,525
1,165,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500		06/15/2022	1,178,607
4,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500		06/15/2032	3,738,640
5,250,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2042	5,052,390
3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2036	3,310,001
5,945,000	York, PA GO1	7.250		11/15/2041	6,655,844

					50,343,844
Rhode Island—1.6%
44,240,000	Central Falls, RI Detention Facility[3]	7.250		07/15/2035	32,570,815
45,000	RI Health & Educational Building Corp. (Roger Williams General Hospital)	5.500		07/01/2018	45,028
20,000	RI Health & Educational Building Corp. (Roger Williams Medical Center)	5.500		07/01/2028	18,181
9,920,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[5]	5.200		10/01/2047	10,023,200
42,825,000	RI Tobacco Settlement Financing Corp. (TASC)	7.868	[4]	06/01/2052	331,894
52,090,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[4]	06/01/2052	550,591
18,225,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	18,223,907

29  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Rhode Island (Continued)
$25,605,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125%		06/01/2032	$25,604,744

					87,368,360
South Carolina—0.5%
1,375,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500		12/01/2018	1,398,898
6,853,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)	7.750		11/01/2039	6,170,715
2,000,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)	5.300		10/01/2035	1,798,440
800,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)	5.250		10/01/2026	760,376
15,605,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	14,707,556
8,500,000	SC Connector 2000 Assoc. Toll Road, Series B	6.621	[4]	01/01/2024	1,422,390
200,000	SC Connector 2000 Assoc. Toll Road, Series B	6.300	[4]	01/01/2026	28,986
7,620,000	SC Connector 2000 Assoc. Toll Road, Series B	6.453	[4]	01/01/2020	1,605,534
1,150,000	SC Jobs-EDA (Lutheran Homes of South Carolina)	5.125		05/01/2048	1,082,300
650,000	SC Jobs-EDA (Lutheran Homes of South Carolina)	5.000		05/01/2043	605,826

					29,581,021
South Dakota—0.0%
1,000,000	Lower Brule, SD Sioux Tribe, Series B1	5.500		05/01/2019	897,420
1,425,000	Turner County, SD Tax Increment[1]	5.000		12/15/2026	1,356,230

					2,253,650
Tennessee—0.4%
1,760,000	Johnson City, TN H&EFB (Mountain States Health Alliance)[1]	5.500		07/01/2036	1,818,309
8,890,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)[2]	5.750	[7]	04/01/2042	2,933,700
215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)[3]	6.125		12/01/2016	206,909
9,000,000	Shelby County, TN HE&HFB (Trezevant Manor)	5.500		09/01/2047	8,509,140
6,575,000	Shelby County, TN HE&HFB (Trezevant Manor)	8.000		09/01/2044	6,377,553

					19,845,611
Texas—10.3%
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)	7.750		12/01/2028	220,135
1,460,000	Bexar County, TX HFC (Perrin Square)[2]	9.750		11/20/2031	145,562
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3]	6.300	[7]	07/01/2032	64,487
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	6.750		10/01/2038	314,050
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[1]	5.400		05/01/2029	371,250
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	5.000		03/01/2041	1,032,875

30  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3]	7.700%	03/01/2032	$275,000
26,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700	04/01/2033	718,300
16,105,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)[1]	7.000	11/01/2039	18,590,485
750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)[1]	5.750	08/15/2041	807,097
2,115,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[1]	6.250	02/15/2036	2,102,310
22,450,000	Donna, TX GO1	6.250	02/15/2037	20,904,317
10,000,000	Grand Parkway, TX Transportation Corp.[5]	5.000	04/01/2053	10,557,000
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[2]	7.000	12/01/2036	101,036
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)	8.000	04/01/2028	20,025
3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)[1]	7.000	08/15/2028	3,425,176
2,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[1]	5.750	11/01/2036	2,767,132
2,000,000	HFDC of Central TX (Lutheran Social Services of the South)	6.875	02/15/2032	2,000,980
3,520,000	Houston, TX Airport Special Facilities (Continental Airlines)	7.375	07/01/2022	3,521,021
7,290,000	Houston, TX Airport Special Facilities (Continental Airlines)	5.700	07/15/2029	7,290,292
18,755,000	Houston, TX Airport Special Facilities (Continental Airlines)	6.125	07/15/2027	18,765,315
100,000	Houston, TX Airport Special Facilities (Continental Airlines)	7.000	07/01/2029	100,032
7,980,000	Houston, TX Airport Special Facilities (Continental Airlines)	5.700	07/15/2029	7,980,319
2,000,000	Houston, TX Airport System[1]	5.000	07/01/2024	2,249,380
1,210,000	Houston, TX Airport System[1]	5.000	07/01/2025	1,344,431
555,000	Houston, TX Airport System[1]	5.000	07/01/2026	609,401
815,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	949,214
750,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2041	786,698
500,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2036	527,765
10,000,000	La Vernia, TX Higher Education Finance Corp.[1]	7.125	02/15/2038	11,320,600
6,110,000	Maverick County, TX GO COP	8.750	03/01/2034	5,856,252
1,800,000	Maverick County, TX GO COP	8.750	03/01/2034	1,725,246
550,000	Midlothian, TX Devel. Authority Tax Increment[1]	5.125	11/15/2026	553,014
1,950,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000	04/01/2045	1,999,023
785,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875	04/01/2036	807,341

31  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Texas (Continued)
$8,605,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	8.500%		08/15/2041	$9,282,300
3,855,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	8.250		08/15/2031	4,135,413
690,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250		08/15/2021	731,766
1,630,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000		08/15/2042	1,691,060
1,600,000	North Central TX HFC (Village Kaufman Apartments)	6.150	[7]	01/01/2043	1,609,536
38,000,000	North Central TX HFDC (Children’s Medical Center)[5]	5.750		08/15/2039	41,873,340
5,920,000	North TX Tollway Authority[5]	5.750		01/01/2048	6,711,622
16,000,000	North TX Tollway Authority[5]	5.750		01/01/2048	18,139,520
3,000,000	Red River, TX Health Facilities Devel. Corp. (Happy Harbor Methodist Home)	8.000		11/15/2049	3,087,990
2,100,000	Sabine Neches, TX HFC (Fox Run Apartments)	6.150		01/01/2043	2,125,347
2,216,218	Sabine Neches, TX HFC (Single Family Mtg.)[5]	5.430		12/01/2039	2,452,181
1,800,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[3]	6.450	[7]	06/01/2021	49,500
4,100,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[2]	6.150		08/01/2022	112,750
10,000,000	San Jacinto, TX Community College District[5]	5.125		02/15/2038	11,146,600
27,085,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)[1]	7.500		07/01/2038	27,634,826
5,110,000	Springhill, TX Courtland Heights Public Facility Corp.	5.850		12/01/2028	3,182,304
14,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[5]	5.750		11/15/2024	16,285,640
34,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[5]	6.250		11/15/2029	39,550,840
3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)[1]	5.750		11/15/2037	3,846,881
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[5]	5.000		12/01/2033	14,444,730
27,525,000	Travis County, TX HFDC (Longhorn Village)	7.125		01/01/2046	28,872,349
1,600,000	Travis County, TX HFDC (Querencia Barton Creek)[1]	5.650		11/15/2035	1,603,424
2,495,000	Trinity, TX River Authority (TXU Energy Company)[2]	6.250		05/01/2028	68,613
20,200,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750		10/01/2037	21,278,276
6,170,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[2]	8.000		03/01/2032	5,553,123
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[2]	6.500		11/01/2029	18,336,616
117,760,000	TX Municipal Gas Acquisition & Supply Corp.[5]	6.250		12/15/2026	142,382,334
1,600,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	1,608,864

32  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$200,000	TX Student Hsg. Corp. (University of North Texas)	6.850%	07/01/2031	$156,718
635,000	TX Student Hsg. Corp. (University of North Texas)	6.750	07/01/2021	534,949
2,103,000	Vintage Township, TX Public Facilities Corp.[1]	7.375	10/01/2038	2,145,123
4,615,000	Wise County, TX (Parket County Junior College District)[1]	7.750	08/15/2028	5,359,076
2,920,000	Wise County, TX (Parket County Junior College District)[1]	7.500	08/15/2025	3,355,401

				570,151,573
Utah—0.4%
3,870,000	UT Charter School Finance Authority (Endeavor Hall)	6.250	07/15/2042	3,613,109
1,750,000	UT Charter School Finance Authority (Endeavor Hall)	6.000	07/15/2032	1,639,470
1,000,000	UT Charter School Finance Authority (Endeavor Hall)	5.500	07/15/2022	976,070
6,550,000	UT Charter School Finance Authority (Hawthorn Academy)[1]	8.250	07/15/2046	7,336,983
1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.550	07/15/2042	1,676,408
750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.300	07/15/2032	764,625
1,565,000	UT HFA (RHA Community Service of Utah)[1]	6.875	07/01/2027	1,565,657
825,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	767,910
4,400,000	West Valley City, UT Sewer (East Hollywood High School)	5.625	06/15/2037	3,783,032

				22,123,264
Vermont—0.1%
460,000	Burlington, VT Electric[1]	5.750	07/01/2031	505,062
315,000	Burlington, VT Electric[1]	5.625	07/01/2030	345,687
280,000	Burlington, VT Electric[1]	5.500	07/01/2029	306,396
1,486,235	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779	04/01/2019	1,441,365

				2,598,510
Virginia—1.0%
1,875,000	Celebrate, VA North Community Devel. Authority Special Assessment[3]	6.750	03/01/2034	1,210,106
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.450	03/01/2036	4,811,416
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.800	03/01/2036	1,675,776
14,300,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.125	03/01/2036	7,482,761
4,000,000	Lewistown, VA Commerce Center Community Devel. Authority[2]	6.050	03/01/2027	1,399,600
3,000,000	New Port, VA CDA	5.600	09/01/2036	1,868,010
2,050,000	Norfolk, VA EDA, Series A	6.000	11/01/2036	1,765,911

33  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Virginia (Continued)
$21,446,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450%		09/01/2037	$22,403,779
5,100,000	VA Celebrate South CDA Special Assessment[2]	6.250		03/01/2037	2,935,254
3,331,000	VA H2O Community Devel. Authority	5.200		09/01/2037	1,916,591
253,700,000	VA Tobacco Settlement Authority	7.441	[4]	06/01/2047	5,629,603
6,000,000	VA Tobacco Settlement Financing Corp.	5.200		06/01/2046	4,443,600
2,404,674	West Point, VA IDA Solid Waste (Chesapeake Corp.)[2]	6.375		03/01/2019	24

					57,542,431
Washington—1.8%
750,000	Greater Wenatchee, WA Regional Events Center[1]	5.000		09/01/2027	748,867
200,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600		03/01/2028	197,146
10,000	King County, WA Hsg. Authority (Kona Village)[1]	6.700		01/01/2020	10,009
725,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.200		10/01/2031	725,036
110,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.100		10/01/2021	111,102
2,960,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.500		06/01/2027	2,679,806
3,850,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.600		06/01/2037	3,299,527
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)[1]	6.100		10/01/2031	49,997
1,975,000	Seattle, WA Hsg. Authority (Newholly Phase II)[1]	7.000		01/01/2032	1,994,197
2,210,000	Snohomish County, WA Hsg. Authority (Westwood Crossing Apartments)[1]	5.250		05/01/2037	1,956,955
1,250,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.750		09/01/2030	1,154,013
1,675,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.600		09/01/2025	1,584,751
100,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.100		09/01/2015	100,044
4,274,358	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	4,279,359
1,500,000	Tes Properties, WA5	5.500		12/01/2029	1,728,495
12,000,000	Tes Properties, WA5	5.625		12/01/2038	13,626,360
18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[5]	6.375		10/01/2036	20,838,483
17,410,000	WA Health Care Facilities Authority (Peacehealth)[5]	5.000		11/01/2028	18,501,363
15,000,000	WA Health Care Facilities Authority (Seattle Childrens Hospital)[5]	5.625		10/01/2038	17,110,650
10,860,000	WA Kalispel Tribe Indians Priority District[1]	6.750		01/01/2038	10,109,683

					100,805,843
West Virginia—0.6%
4,500,000	Brooke County, WV (Bethany College)[1]	6.750		10/01/2037	4,916,925
3,000,000	Brooke County, WV (Bethany College)[1]	6.500		10/01/2031	3,242,010
27,145,000	Harrison County, WV Tax Increment (Charles Pointe)[3]	7.000		06/01/2035	22,350,379

34  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
West Virginia (Continued)
$1,840,000	Harrison County, WV Tax Increment (Charles Pointe)[1]	7.000%		06/01/2035	$1,914,281
3,045,000	WV Hospital Finance Authority (UTD Health System)[1]	5.500		06/01/2039	3,238,814

					35,662,409
Wisconsin—0.7%
3,970,000	Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock Renewable Fuels)	7.500		03/01/2018	3,408,801
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[2]	7.000		01/01/2026	784,875
1,800,000	Sokaogon, WI Chippewa Community (Gaming)[2]	8.250		01/01/2017	807,300
3,000,000	WI H&EFA (AE Nursing Centers)	7.250		06/01/2038	3,125,670
750,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2035	817,973
2,015,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2039	2,183,091
1,000,000	WI H&EFA (Eastcastle Place)	6.125		12/01/2034	737,050
7,335,000	WI H&EFA (Wellington Homes)	6.750		09/01/2037	7,464,023
2,385,000	WI H&EFA (Wisconsin Illinois Senior Hsg.)	5.800		08/01/2029	2,369,975
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.210	[4]	10/01/2042	627,420
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.095	[4]	10/01/2042	20
4,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000		10/01/2042	4,442,556
2,000,000	WI Public Finance Authority (Roseman University Health Sciences)	5.500		04/01/2032	2,001,180
660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.000		07/01/2031	703,342
1,325,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750		07/15/2032	1,356,177
845,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000		07/15/2042	865,795
5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)[1]	6.000		09/01/2045	5,439,193

					37,134,441
U.S. Possessions—11.5%
1,500,000	Guam Government Department of Education COP (John F. Kennedy High School)	6.625		12/01/2030	1,559,580
2,200,000	Guam Government Department of Education COP (John F. Kennedy High School)	6.875		12/01/2040	2,295,722
28,770,000	Northern Mariana Islands Commonwealth, Series B	5.000		10/01/2033	22,530,075
3,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	2,145,750
11,175,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2042	7,504,683
6,995,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	4,912,029
60,230,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	41,969,469
12,750,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	8,911,102
11,955,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000		07/01/2033	8,086,721
81,635,000	Puerto Rico Children’s Trust Fund (TASC)	9.228	[4]	05/15/2055	2,112,714
13,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2040	9,957,090
3,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2040	2,297,790

35  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$4,500,000	Puerto Rico Commonwealth GO1	5.750%		07/01/2041	$3,276,090
11,540,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	8,549,640
1,500,000	Puerto Rico Commonwealth GO1	5.000		07/01/2041	1,012,605
79,600,000	Puerto Rico Commonwealth GO1	8.000		07/01/2035	73,774,872
94,305,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	67,891,113
200,000	Puerto Rico Commonwealth GO	8.753	[4]	07/01/2014	196,914
3,255,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	2,461,919
5,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2033	3,514,800
13,400,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	10,502,384
2,165,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	1,527,472
1,965,000	Puerto Rico Commonwealth GO1	2.063		07/01/2019	1,793,632
245,000	Puerto Rico Commonwealth GO1	2.083		07/01/2020	217,190
5,000,000	Puerto Rico Electric Power Authority, Series A1	7.000		07/01/2033	3,289,750
5,000,000	Puerto Rico Electric Power Authority, Series A1	6.750		07/01/2036	3,245,300
6,480,000	Puerto Rico Electric Power Authority, Series A1	5.050		07/01/2042	3,796,502
2,670,000	Puerto Rico Electric Power Authority, Series A	5.000		07/01/2029	1,626,324
4,430,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2026	2,762,814
2,300,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2027	1,428,737
3,350,000	Puerto Rico Electric Power Authority, Series XX	5.250		07/01/2040	1,972,446
17,835,000	Puerto Rico Electric Power Authority, Series XX1	5.750		07/01/2036	10,824,418
215,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2023	148,743
9,000,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2022	6,754,140
350,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2021	220,377
150,000	Puerto Rico Highway & Transportation Authority[1]	2.084		07/01/2027	101,940
6,940,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2019	4,871,672
6,415,000	Puerto Rico Highway & Transportation Authority[1]	5.300		07/01/2035	4,884,189
605,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450		07/01/2035	315,399
5,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2031	2,857,950
3,000,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,807,890
15,000,000	Puerto Rico Infrastructure Financing Authority	6.140	[4]	07/01/2034	3,217,500
500,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	469,350
4,050,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.000		07/01/2033	4,057,776
1,510,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	1,057,196
5,000,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	3,495,600
5,100,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	3,970,605
12,000,000	Puerto Rico Public Buildings Authority[1]	6.125		07/01/2023	9,567,720
5,825,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2041	4,135,692
40,600,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	27,410,278
12,000,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2022	9,550,440
29,410,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	18,322,430
40,575,000	Puerto Rico Sales Tax Financing Corp.[1]	5.250		08/01/2057	31,603,462
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2037	756,490
7,945,000	Puerto Rico Sales Tax Financing Corp., Series A	7.890	[4]	08/01/2034	1,506,769
21,820,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2042	16,162,729
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2028	1,633,460
8,495,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000		08/01/2043	5,783,991
23,205,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	17,969,256
1,630,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000		08/01/2024	1,390,928

36  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$11,455,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250%		08/01/2027	$9,328,952
42,900,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	36,105,498
95,530,000	Puerto Rico Sales Tax Financing Corp., Series A	6.187	[4]	08/01/2054	6,862,875
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.375		08/01/2039	2,479,800
25,175,000	Puerto Rico Sales Tax Financing Corp., Series A-1[1]	5.250		08/01/2043	17,862,921
36,300,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2042	28,951,065
1,340,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.375		08/01/2038	990,662
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	3,998,700
41,340,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	29,570,915

					638,123,007

Total Municipal Bonds and Notes (Cost $7,555,194,120)					6,258,175,779

Shares
Common Stocks—0.0%
7,679	Delta Air Lines, Inc.[8,9]				282,818
3,177	General Motors Co.[8,9]				109,543
15,021	Motors Liquidation Co. GUC Trust[8,9]				413,828

Total Common Stocks (Cost $54,137)					806,189

Units		Strike Price		Expiration
Rights, Warrants and Certificates—0.0%
2,888	General Motors Co. Wts.[8,9]	$16.680		07/10/2019	49,356
2,888	General Motors Co. Wts.[8,9]	24.120		07/10/2016	71,420

Total Rights, Warrants and Certificates (Cost $0)					120,776

Principal Amount
Corporate Loans—0.1%
7,000,000	Aspen Power Senior Secured Bridge Promissory Note[8] (Cost $7,000,000)	9.000	[7]	11/16/2015	7,000,000

Total Investments, at Value (Cost $7,562,248,257)—113.2%					6,266,102,744

Liabilities in Excess of Other Assets—(13.2)					(730,520,368)

Net Assets—100.0%					$5,535,582,376

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
4.	Zero coupon bond reflects effective yield on the date of purchase.
5.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

37  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

6.	Restricted security. The aggregate value of restricted securities as of April 30, 2014 was $39,314,746, which represents 0.71% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation
NY Liberty Devel.Corp. (Bank of America Tower)	7/23/10-3/4/11	$37,405,885	$39,314,746	$1,908,861

7.	Represents the current interest rate for a variable or increasing rate security.
8.	Received as a result of a corporate action
9.	Non-income producing security.
10.	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable rate at a designated future date.
11.	Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.
12.	Represents the current interest rate for the inverse floating rate security.
13.	Interest or dividend is paid-in-kind, when applicable.
14.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2014. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
ACMC	Advocate Condell Medical Center
AE	American Eagle
AGH	Adventist Glenoaks Hospital
AH&HC	Advocate Health & Hospitals Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHCN	Advocate Health Care Metro
AHSGA	Adventist Health System-Georgia
ANSHN	Advocate of North Side Health Network
BHI	Baptist Homes of Indiana
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Care
CAB	Capital Appreciation Bond
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAHS	The Sisters of Charity of St. Augustine Health System
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBC	Engel Berman Corp.
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board

38  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care
KHS	Kaukini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
LH&S	Lutheran Home & Services
LH&SFTA	Lutheran Home & Services for the Aged
LHFTA	Lutheran Home for the Aged
LIFERS	Long Inverse Floating Exempt Receipts
MTA	Metropolitan Transportation Authority
NH	Northgate Housing
NTH	North Terrace Housing
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PHC	Piedmont Healthcare
PHF	Piedmont Hospital Foundation
Res Rec	Resource Recovery Facility
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
RHA	Resource Healthcare of America
RITES	Residual Interest Tax Exempt Security
ROLs	Reset Option Longs
RUMC	Rush University Medical Center
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
VH	Village Housing
VOA	Volunteers of America

39  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Rochester High Yield Municipal Fund,(the “Fund”), formerly named Oppenheimer Rochester National Municipals, a separate series of Oppenheimer Multi-State Municipal Trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying

40  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2014, the Fund’s maximum exposure under such agreements is estimated at $523,015,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-

42  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

term floating rate securities is recorded as interest expense. At April 30, 2014, municipal bond holdings with a value of $1,348,948,518 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $810,025,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$2,490,000	Allen County, OH Hospital Facilities (Catholic Healthcare Partners) LIFERS	18.221%	6/1/38	$2,997,736
1,335,000	CA GO ROLs[3]	13.983	12/1/36	1,363,609
77,555,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	6.693	6/1/47	54,545,983
3,750,000	CA Health Facilities Financing Authority (SJHS/SJHCN Obligated Group) ROLs	21.293	7/1/39	6,037,050
3,855,000	CA Health Facilities Financing Authority ROLs[3]	17.998	7/1/39	6,206,087
5,550,000	CA Health Facilities Financing Authority ROLs[3]	8.057	11/15/42	5,952,264
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium) RITES	8.022	5/15/40	5,700,700
2,615,000	Cerritos, CA Community College District DRIVERS	16.004	8/1/33	4,122,600
16,250,000	Chicago, IL GO ROLs[3]	9.836	1/1/33	16,739,775
7,175,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System) LIFERS	9.409	1/1/44	8,333,476
2,525,000	Detroit, MI City School District ROLs[3]	18.837	5/1/29	3,470,057
2,500,000	District of Columbia GO ROLs[3]	7.95	4/1/35	2,792,150
4,675,000	Douglas County, NE Hospital Authority ROLs[3]	22.472	11/1/48	7,087,440
7,280,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	15.131	6/15/29	9,855,227
3,465,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	15.883	6/15/37	4,566,004
680,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	16.037	6/15/29	935,666
5,000,000	Grand Parkway, TX Transportation Corp. ROLs[3]	8.11	4/1/53	5,557,000
11,750,000	Highlands County, FL Health Facilities Authority ROLs[3]	8.37	11/15/36	13,556,680
2,500,000	IL Finance Authority (Advocate Health Care) DRIVERS	16.46	4/1/44	3,198,000
2,200,000	IL Finance Authority (Advocate Health Care) DRIVERS	16.46	4/1/44	2,814,240
2,750,000	IL Finance Authority (Advocate Health Care) DRIVERS	16.46	4/1/44	3,517,800
5,000,000	IL Finance Authority (Advocate Health Care) DRIVERS	16.893	4/1/44	7,511,800
4,345,000	IL Finance Authority (Advocate Health Care) DRIVERS	16.455	4/1/44	5,557,733
1,250,000	IL Finance Authority (AH&HC/ANSHN/ACMC/AHCN Obligated Group)	16.46	4/1/44	1,599,000
3,125,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	16.893	11/1/39	4,519,125
1,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	16.46	11/1/39	1,557,400
3,500,000	KY EDFA (Baptist Healthcare System) ROLs[3]	15.375	8/15/24	5,174,400
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	16.34	5/15/30	11,738,589
1,250,000	Los Angeles, CA Dept. of Water & Power DRIVERS	15.141	7/1/34	1,578,050
6,740,000	Los Angeles, CA Unified School District DRIVERS	15.115	7/1/30	7,968,972

43  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$5,115,000	MA Educational Financing Authority ROLs[3]	17.22%	1/1/30	$5,919,743
8,895,000	MA HFA ROLs[3]	10.189	12/1/42	9,273,571
3,010,000	MA HFA ROLs[3]	13.322	12/1/49	3,083,444
9,450,000	MA HFA ROLs[3]	10.474	7/1/25	9,482,792
3,750,000	MA HFA ROLs[3]	13.045	6/1/49	3,865,388
6,660,000	MI Hospital Finance Authority (McLaren Health Care Corp.) DRIVERS	7.864	8/1/35	6,816,244
2,500,000	Miami-Dade County, FL School Board ROLs[3]	15.121	2/1/27	3,196,200
2,500,000	Miami-Dade County, FL School Board ROLs[3]	15.99	2/1/27	3,305,000
12,500,000	Miami-Dade County, FL School Board ROLs[3]	16.425	2/1/34	15,802,000
2,500,000	Montgomery County, OH (Miami Valley Hospital) DRIVERS	17.759	11/15/23	4,157,900
60,560,000	NJ Tobacco Settlement Financing Corp. ROLs[3]	5.179	6/1/29	46,924,310
9,500,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	17.759	8/15/39	13,373,340
1,480,000	North TX Tollway Authority ROLs[3]	18.268	1/1/48	2,271,622
4,000,000	North TX Tollway Authority ROLs[3]	18.268	1/1/48	6,139,520
18,695,000	NY Liberty Devel. Corp. ROLs[3]	9.77	1/15/44	20,629,746
3,240,000	NYC Municipal Water Finance Authority ROLs[3]	21.651	6/15/40	5,137,247
2,875,000	PA Geisinger Authority Health System, Series A DRIVERS	16.027	6/1/39	3,674,940
7,720,000	Peralta, CA Community College District DRIVERS	7.882	8/1/35	8,129,006
3,100,000	Pima County, AZ IDA ROLs[3]	19.839	7/1/39	3,802,460
2,500,000	RI Hsg. & Mtg. Finance Corp. ROLs[3]	19.135	10/1/47	2,603,200
722,000	Sabine Neches, TX HFC (Single Family Mtg.) ROLs[3]	15.716	12/1/39	817,181
2,500,000	San Jacinto, TX Community College District ROLs[3]	15.345	2/15/38	3,646,600
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	16.978	11/15/29	5,785,640
8,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	18.716	11/15/29	14,050,840
6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center) DRIVERS	7.934	12/1/33	7,694,730
375,000	Tes Properties, WA DRIVERS	16.893	12/1/29	603,495
3,000,000	Tes Properties, WA DRIVERS	17.326	12/1/38	4,626,360
39,305,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	12.505	12/15/26	63,932,334
4,355,000	WA Health Care Facilities Authority (Peacehealth) DRIVERS	14.733	11/1/28	5,446,363
5,000,000	WA Health Care Facilities Authority (Seattle Childrens Hospital/Seattle Children’s Healthcare System Obligated Group)	13.172	10/1/38	7,110,650
4,520,000	WA Health Care Facilities Authority ROLs[3]	19.895	10/1/36	7,283,483
8,335,000	Wayne County, MI Airport Authority ROLs[3]	11.723	12/1/29	9,604,754
3,335,000	Wayne County, MI Airport Authority ROLs[3]	11.72	12/1/34	3,444,755
3,645,000	Wayne County, MI Airport Authority ROLs[3]	11.721	12/1/29	4,200,279
5,670,000	Wayne County, MI Airport Authority ROLs[3]	11.719	12/1/29	6,533,768

				$538,923,518

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

44  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $810,025,000 as of April 30, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$32,949,280
Sold securities	1,019,396

45  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2014 is as follows:

Cost	$641,151,635
Market Value	$208,202,150
Market value as % of Net Assets	3.76%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2014, securities with an aggregate market value of $16,740,651, representing 0.30% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $871,425 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued

46  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$125,127,644	$—	$125,127,644
Alaska	—	14,467,676	—	14,467,676
Arizona	—	141,663,240	—	141,663,240
Arkansas	—	—	3,781,086	3,781,086
California	—	863,641,314	—	863,641,314
Colorado	—	234,373,155	—	234,373,155

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Connecticut	—	6,646,184	—	6,646,184
Delaware	—	6,596,040	—	6,596,040
District of Columbia	—	132,926,759	—	132,926,759
Florida	—	632,817,418	—	632,817,418
Georgia	—	72,176,542	—	72,176,542
Hawaii	—	14,854,518	—	14,854,518
Idaho	—	1,745,421	—	1,745,421
Illinois	—	347,723,284	12,248,569	359,971,853
Indiana	—	81,034,207	6	81,034,213
Iowa	—	51,513,635	—	51,513,635
Kansas	—	2,799,267	—	2,799,267
Kentucky	—	20,307,116	—	20,307,116
Louisiana	—	24,036,122	—	24,036,122
Maine	—	19,279,766	—	19,279,766
Maryland	—	7,374,071	—	7,374,071
Massachusetts	—	97,923,882	5	97,923,887
Michigan	—	160,664,662	—	160,664,662
Minnesota	—	46,568,553	—	46,568,553
Mississippi	—	13,649,924	—	13,649,924
Missouri	—	80,482,898	—	80,482,898
Montana	—	7,511,365	—	7,511,365
Nebraska	—	38,132,689	—	38,132,689
Nevada	—	3,663,749	—	3,663,749
New Hampshire	—	6,867,811	—	6,867,811
New Jersey	—	346,229,105	9	346,229,114
New Mexico	—	12,136,894	—	12,136,894
New York	—	448,415,159	—	448,415,159
North Carolina	—	15,410,255	—	15,410,255
North Dakota	—	2,425,079	—	2,425,079
Ohio	—	496,534,775	503,670	497,038,445
Oklahoma	—	7,818,391	—	7,818,391
Oregon	—	2,569,900	—	2,569,900
Pennsylvania	—	50,343,844	—	50,343,844
Rhode Island	—	87,368,360	—	87,368,360
South Carolina	—	14,873,465	14,707,556	29,581,021
South Dakota	—	2,253,650	—	2,253,650
Tennessee	—	16,911,911	2,933,700	19,845,611
Texas	—	570,151,573	—	570,151,573
Utah	—	22,123,264	—	22,123,264
Vermont	—	2,598,510	—	2,598,510
Virginia	—	57,542,431	—	57,542,431
Washington	—	100,805,843	—	100,805,843
West Virginia	—	35,662,409	—	35,662,409
Wisconsin	—	37,134,421	20	37,134,441
U.S. Possessions	—	638,123,007	—	638,123,007
Common Stocks	806,189	—	—	806,189
Rights, Warrants and Certificates	120,776	—	—	120,776
Corporate Loans	—	7,000,000	—	7,000,000

Total Assets	$926,965	$6,231,001,158	$34,174,621	$6,266,102,744

49  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$1,231,560	$—	$—	$(1,231,560)
Colorado	6,729,248	—	—	(6,729,248)
Florida	3,646,636	—	—	(3,646,636)
Illinois	—	(1,510,929)	1,510,929	—
Indiana	—	(6)	6	—
Massachusetts	—	(4)	4	—
New York	449,100	—	—	(449,100)
Ohio	—	(1,930,040)	1,930,040	—
Tennessee	—	(5,331,422)	5,331,422	—
Wisconsin	—	(20)	20	—

Total Assets	$12,056,544	$(8,772,421)	$8,772,421	$(12,056,544)

*	Transferred from level 3 to level 2 due to the availability of market data for this security.
**	Transferred from Level 2 to Level 3 because of the lack of observable market data.

Restricted Securities

As of April 30, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$6,676,502,388 [1]

Gross unrealized appreciation	$409,633,855
Gross unrealized depreciation	(1,748,888,879)

Net unrealized depreciation	$(1,339,255,024)

50  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

1.	The Federal tax cost of securities does not include cost of $928,855,380, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

51  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/9/2014